              As Filed with the Securities and Exchange Commission
                                on June 26, 2002

                        Securities Act File No. ___-_____
                    Investment Company Act File No. ___-_____

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [x]

                         Pre-Effective Amendment No.                         [ ]

                        Post-Effective Amendment No.                         [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [x]

                                Amendment No.                                [ ]

                        (Check appropriate box or boxes)
                 Smith Barney Multiple Discipline Account Trust
                 ----------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

           125 Broad Street
           New York, New York                                      10004
-------------------------------------                        -----------------
(Address of Principal Executive Offices)                         (Zip Code)

Registrant's Telephone Number, including Area Code:               (203) 890-7026

                            Christina T. Sydor, Esq.
                        Smith Barney Fund Management LLC
                        --------------------------------

                            300 First Stamford Place
                               Stamford, CT 06902
                    (Name and Address of Agent for Services)

                                    Copy to:
                             Burton M. Leibert, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

     Title of Securities Being Registered: Shares of Beneficial Interest.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                  PROSPECTUS



      -------------------------------------------------

                                 SMITH BARNEY
                       MULTIPLE DISCIPLINE ACCOUNT TRUST
                                 ALL CAP FUND
                                LARGE CAP FUND
                             GLOBAL MULTI-CAP FUND
                                 BALANCED FUND

      -------------------------------------------------

      Class A, B, L and Y Shares
      Subject to completion, dated June 26, 2002



      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                           [LOGO] Smith Barney
                                  Mutual Funds
                Your Serious Money. Professionally Managed./SM/

           ---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
           ---------------------------------------------------------

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any State where the offer or sale is not permitted.

  Contents

Multiple Discipline Account All Cap Fund..............................  2

    Investments, risks and performance................................  2

    More on the fund's investments....................................  8

Multiple Discipline Account Large Cap Fund............................  9

    Investments, risks and performance................................  9

    More on the fund's investments.................................... 14

Multiple Discipline Account Global Multi-Cap Fund..................... 15

    Investments, risks and performance................................ 15

    More on the fund's investments.................................... 22

Multiple Discipline Account Balanced Fund............................. 23

    Investments, risks and performance................................ 23

    More on the fund's investments.................................... 29

Management............................................................ 30

Subscription offering period.......................................... 32

Choosing a class of shares to buy..................................... 33

Comparing the funds' classes.......................................... 34

Sales charges......................................................... 35

More about deferred sales charges..................................... 37

Buying shares......................................................... 39

Exchanging shares..................................................... 40

Redeeming shares...................................................... 41

Other things to know about share transactions......................... 44

Dividends, distributions, and taxes................................... 45

Share price........................................................... 46

The four funds described in this prospectus are separate series, among eight series, of Smith Barney Multiple Discipline Account Trust, a Massachusetts business trust.


                                                      Smith Barney Mutual Funds

Multiple Discipline Account All Cap Fund


  Investments, risks and performance

The Multiple Discipline Account All Cap Fund is made up of an All Cap Growth segment and an All Cap Value segment (collectively the "All Cap Fund").

Investment objective
Long-term growth of capital.

Principal investment strategies
Key investments The All Cap Fund invests primarily in equity securities within all market capitalization ranges. The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of high-quality large company growth stocks. The All Cap Value segment seeks to structure high-quality portfolios by investing in large-, medium- and small-company stocks whose market prices are attractive in relation to their business fundamentals.

Both segments
Non-U.S. investments The All Cap Fund may invest up to   % of its assets (at
the time of investment) in non-U.S. securities. The All Cap Fund may invest directly in non-U.S. issuers or invest in depositary receipts. Its investments in securities of non-U.S. issuers may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying non-U.S. security, depositary receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about non-U.S. issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Selection process The All Cap Fund's strategy is to combine the efforts of two segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he believes will offer superior long-term capital growth potential. The target allocations are 50% to the All Cap Growth segment and 50% to the All Cap Value segment. The All Cap Fund

Smith Barney Multiple Discipline Account Funds is coordinated by a portfolio manager who purchases and sells securities for the Fund on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the All Cap Fund may differ from the performance of, and tax attributes associated with, each of the segments separately.

In order to maintain approximately the target allocations of the All Cap Fund's assets among the two segment managers, the coordinating portfolio manager will:

[_]Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the two segment managers, as appropriate
[_]Rebalance the allocation of Value and Growth segment securities in the All
   Cap Fund's portfolio at any time in which the percentage of the All Cap Fund's portfolio invested in either the Growth or Value segment's securities equals or exceeds 60% of the All Cap Fund's total assets invested in both Value and Growth segment securities

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in a portfolio segment that exceeds its targeted percentage with proceeds being reallocated to a portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the All Cap Fund in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.



                                                      Smith Barney Mutual Funds

All Cap Growth segment The All Cap Growth segment manager seeks a mix of high quality, large-capitalization growth stocks and small- and mid-capitalization companies believed to have substantial growth potential. In the small- and mid-capitalization portion of the portfolios, the All Cap Growth segment manager seeks to invest in stocks of companies that are not yet widely followed and to hold these stocks for as long as the fundamental reasons for their purchase have not changed. Although stocks of small- and mid-capitalization companies may offer greater appreciation potential, these investments tend to involve more risk than stocks of larger companies. A blended portfolio of large-, medium- and small-capitalization growth stocks can reduce the volatility typically associated with small-company stocks while providing the potential for some high returns.

In selecting individual companies for investment, the All Cap Growth segment manager considers:

[_]  Favorable earnings prospects
[_]  Technological innovation
[_]  Industry dominance
[_]  Competitive products and services
[_]  Global scope
[_]  Long term operating history
[_] Consistent and sustainable long-term growth in dividends and earnings per share
[_]  Strong cash flow
[_]  High return on equity
[_]  Strong financial condition
[_]  Experienced and effective management


All Cap Value segment The All Cap Value segment manager applies value criteria to attempt to find the most inefficiently priced stocks in the small-, mid- and large-capitalization sectors. In selecting individual companies for investment, the All Cap Value segment manager regularly reviews the investment universe from the perspective of four disciplines:

[_]  The fundamental picture for a company
[_]  Quantitative data on market sectors and individual issues
[_]  Technical considerations for each issue and each sector
[_]  Themes and trends in the market and economy

The goal of this value process is to achieve above-average returns while also providing downside protection.


Smith Barney Multiple Discipline Account Funds

Principal risks of investing in the All Cap Fund
Investors could lose money on their investments in the All Cap Fund, or the All Cap Fund may not perform as well as other investments, if:

[_]U.S. stock markets decline, or perform poorly relative to other types of investments
[_]An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the All Cap Fund invests
[_]Large capitalization stocks fall out of favor with investors
[_]The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect [_]Medium or small capitalization stocks fall out of favor with investors.
   Because a portion of the All Cap Fund's assets are invested in small and medium capitalization companies, an investment in the All Cap Fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.
[_]Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Who may want to invest The All Cap Fund may be an appropriate investment if you:

[_]Are seeking to participate in the long-term growth potential of the U.S.
   stock market
[_]Are looking for an investment with potentially greater return but higher risk than fixed income investments
[_]Are willing to accept the risks of the stock market
[_]Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies
[_]Are seeking to participate in the long-term potential of small capitalization growth companies
[_]Are willing to accept the special risks and potential long-term rewards of investing in smaller companies with limited track records
[_]Are seeking diversification


                                                      Smith Barney Mutual Funds

Fund Performance
Because the All Cap Fund is a new fund, it has no performance information to be included in this Prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in All Cap Fund shares.

                               Shareholder fees

   (fees paid directly from your investment)  Class A Class B Class L Class Y
   Maximum sales charge (load) imposed on
   purchases
   (as a % of offering price)                  5.00%    None   1.00%   None
   Maximum deferred sales charge (load)
   (as a % of the lower of net asset value at
   purchase or redemption)                     None*   5.00%   1.00%   None

                    Annual All Cap Fund operating expenses

     (expenses deducted from fund assets)  Class A Class B Class L Class Y
     Management fee                             %       %       %      %
     Distribution and service (12b-1) fees  0.25%   1.00%   1.00%   None
     Other expenses                             %       %       %      %
                                            -----   -----   -----   ----
     Total annual All Cap Fund operating
     expenses                                   %       %       %      %

 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


Smith Barney Multiple Discipline Account Funds

Example
This example helps you compare the costs of investing in the All Cap Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]You invest $10,000 in the All Cap Fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]The All Cap Fund's operating expenses remain the same

                      Number of years you own your shares

                                                    1 year 3 years
              Class A (with or without redemption)    $       $
              Class B (redemption at end of period)   $       $
              Class B (no redemption)                 $       $
              Class L (redemption at end of period)   $       $
              Class L (no redemption)                 $       $
              Class Y (with or without redemption)    $       $

                                                      Smith Barney Mutual Funds

  More on the All Cap Fund's investments

Both Segments
Derivatives and hedging techniques The All Cap Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

[_]To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
[_]As a substitute for buying or selling securities

A derivative contract will obligate or entitle the All Cap Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the All Cap Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The All Cap Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the All Cap Fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the All Cap Fund less liquid and harder to value, especially in declining markets.

Defensive Investing The All Cap Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the All Cap Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Potential Conversion The All Cap Fund reserves the right, if approved by the Board of Trustees, to convert in the future to a "Master/Feeder" fund that would invest all of its assets in a Master/Feeder fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.


Smith Barney Multiple Discipline Account Funds

Multiple Discipline Account Large Cap Fund

  Investments, risks and performance

The Multiple Discipline Account Large Cap Fund is made up of Large Cap Growth and Large Cap Value segments (collectively the "Large Cap Fund").

Investment objective
Long-term growth of capital.

Principal investment strategies
Key investments Under normal market conditions, the Large Cap Fund will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of companies with large market capitalizations -- those with total market capitalizations of [$5] billion or more at the time of investment. The Large Cap Growth segment seeks to invest in high-quality, large-capitalization growth stocks with superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on consistent growth of capital while seeking to minimize volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies with dividend yields or three-year average free cash-flow yields at or above the Standard & Poor's 500 Index, which also look to be experiencing a fundamental, positive change that is not reflected in the stock price.

The Large Cap Fund's 80% investment policy is non-fundamental and may be changed by the Board of Trustees of the fund to become effective upon at least 60 days' notice to shareholders of the fund prior to any such change.

Selection process The Large Cap Fund's strategy is to combine the efforts of two segment managers with different styles (Value and Growth) and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The Large Cap Fund is coordinated by a portfolio manager who purchases and sells securities for the fund on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if


                                                      Smith Barney Mutual Funds
one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Large Cap Fund may differ from the performance of, and tax attributes associated with, each of the segments separately.

In order to maintain an approximately equal division of all of the Large Cap Fund's assets between the two segment managers, the coordinating portfolio manager will:

[_] Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two segment managers, as appropriate
[_] Rebalance the allocation of Value and Growth segment securities in the Large Cap Fund's portfolio at any time in which the percentage of the Large Cap Fund's portfolio invested in either the Value or Growth segment's securities equals or exceeds 60% of the Large Cap Fund's total assets invested in both Value and Growth segment securities

As a consequence of the rebalancing of assets described above, the coordinating portfolio manager will reallocate assets from the better performing segment to the other. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment manager sells it, the net position of the fund in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

Large Cap Growth segment The segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks consistent growth of capital and reduced volatility of returns. The objective is to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

[_]  Above average growth prospects
[_]  Technological innovation
[_]  Industry dominance


Smith Barney Multiple Discipline Account Funds

[_]Competitive products and services
[_]Global scope
[_]Long-term operating history
[_]Strong cash flow
[_]High return on equity
[_]Strong financial condition
[_]Experienced and effective management

Large Cap Value segment The segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes not yet reflected in the price of their stocks. Investments are made in stocks that potentially pay an above-average dividend yield or have three-year average cash flow yields equal to or in excess of that of the S&P 500 Index. This investment style seeks long-term capital growth and reduced volatility.

In selecting individual companies for investment, the segment manager considers:

[_]Demonstrated financial strength
[_]Improving returns on invested capital and cash flow
[_]New management
[_]New product development or change in competitive position
[_]Regulatory changes favoring company
[_]Restructuring
[_]New business strategy not yet recognized by the marketplace

Principal risks of investing in the Large Cap Fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

[_]U.S. stock markets go down, or perform poorly relative to other types of investments
[_]An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Large Cap Fund invests
[_]Large capitalization stocks fall out of favor with investors
[_]The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
[_]One segment (Value or Growth) underperforms for an extended period


                                                      Smith Barney Mutual Funds

Who may want to invest The Large Cap Fund may be an appropriate investment if you:

[_]Are seeking to participate in the long-term growth potential of the U.S.
   stock market
[_]Are looking for an investment with potentially greater return but higher risk than fixed income investments
[_]Are willing to accept the risks of the stock market
[_]Wish to invest indirectly in selected large capitalization companies

Fund Performance
Because the Large Cap Fund is a new fund, it has no performance information to be included in this Prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in Large Cap Fund shares.

                               Shareholder fees

(fees paid directly from your investment) Class A Class B Class L Class Y
   Maximum sales charge (load)
   imposed on purchases
   (as a % of offering price)              5.00%    None   1.00%   None
   Maximum deferred sales charge
   (load) (as a % of the lower of net
   asset value at purchase or
   redemption)                             None*   5.00%   1.00%   None

                   Annual Large Cap Fund operating expenses

     Expenses deducted from fund assets    Class A Class B Class L Class Y
     Management fee                             %       %       %      %
     Distribution and service (12b-1) fees  0.25%   1.00%   1.00%   None
     Other expenses                             %       %       %      %
                                            -----   -----   -----   ----
     Total annual Large Cap Fund
     operating expenses                         %       %       %      %

 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


Smith Barney Multiple Discipline Account Funds

Example
This example helps you compare the costs of investing in the Large Cap Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]You invest $10,000 in the fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]The Large Cap Fund's operating expenses remain the same

                      Number of years you own your shares

                                      1 year 3 years
Class A (with or without redemption)    $       $
Class B (redemption at end of period)   $       $
Class B (no redemption)                 $       $
Class L (redemption at end of period)   $       $
Class L (no redemption)                 $       $
Class Y (with or without redemption)    $       $

                                                      Smith Barney Mutual Funds

  More on the Large Cap Fund's investments

Other investments While the Large Cap Fund intends to be substantially fully invested in equity securities of large capitalization companies, the Large Cap Fund may invest a portion of its assets in equity securities of companies with total market capitalizations below [$5] billion and in money market instruments and/or cash to pay expenses and meet redemption requests.

The Large Cap Fund may also invest up to   % of its assets (at the time of
investment) in non-U.S. securities. The Large Cap Fund may invest directly in non-U.S. issuers or invest in depositary receipts. The Large Cap Fund's investments in non-U.S. securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying non-U.S. security, depositary receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about non-U.S. issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Defensive investing The Large Cap Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market and short-term debt securities or cash. If the Large Cap Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Potential Conversion The Large Cap Fund reserves the right, if approved by the Board of Trustees, to convert in the future to a "Master/Feeder" fund that would invest all of its assets in a Master/Feeder fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.


Smith Barney Multiple Discipline Account Funds

Multiple Discipline Account Global Multi-Cap Fund


  Investments, risks and performance

The Multiple Discipline Account Global Multi-Cap Fund is made up of a Large Cap Growth segment, Large Cap Value segment, a Mid/Small Cap Growth segment and an International-American Depositary Receipts (ADRs) segment (collectively the "Global Multi-Cap Fund").

Investment objective
Long-term growth of capital.

Principal investment strategies
Key investments The fund invests primarily in equity securities across a broad range of management disciplines seeking to optimize results and reduce volatility. The fund seeks to reduce company-specific risk by minimizing overlap of securities across equity styles and reduce industry specific risk by minimizing overlap concentration in particular industry groups across equity styles.

The Large Cap Growth segment seeks to invest in high-quality, large-capitalization growth stocks with superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on consistent growth of capital while seeking to minimize volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies with dividend yields or three-year average free cash-flow yields at or above the Standard & Poor's 500 Index, which also look to be experiencing a fundamental, positive change that is not reflected in the stock price. The Mid/Small Cap Growth segment seeks to invest in small- and medium-size companies with strong fundamentals, and that have the potential for rapid earnings growth. The International-ADR segment seeks to build long-term, well-diversified portfolios with exceptional risk/reward characteristics.

Selection process The Global Multi-Cap Fund's strategy is to combine the efforts of four segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The target allocations are 30% to the Large Cap Growth segment, 30% to the Large Cap Value segment and 20% to each of the Mid/Small Cap Growth and International-


                                                      Smith Barney Mutual Funds

ADR segments. The Global Multi-Cap Fund is coordinated by a portfolio manager who purchases and sells securities for the fund on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Global Multi-Cap Fund may differ from the performance of, and tax attributes associated with, each of the segments separately.

In order to maintain approximately the target allocations of the Global Multi-Cap Fund's assets among the four segment managers, the coordinating portfolio manager will:

[_]Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segment managers, as appropriate
[_]Rebalance the allocation of securities in the Global Multi-Cap Fund's portfolio at any time the percentage of the Global Multi-Cap Fund's portfolio invested in any of Large Cap Growth, Large Cap Value, Mid/Small Cap Growth or International-ADR segment's securities diverges by at least 20% from the target allocation for that segment

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in a portfolio segment that exceeds its targeted percentage with proceeds being reallocated to a portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the Global Multi-Cap Fund in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.


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16

Large Cap Growth segment The segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks consistent growth of capital and reduced volatility of returns. The objective is to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

[_]Above average growth prospects
[_]Technological innovation
[_]Industry dominance
[_]Competitive products and services
[_]Global scope
[_]Long-term operating history
[_]Strong cash flow
[_]High return on equity
[_]Strong financial condition
[_]Experienced and effective management

Large Cap Value segment The segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes not yet reflected in the price of their stocks. Investments are made in stocks that potentially pay an above-average dividend yield or have three-year average cash flow yields equal to or in excess of that of the S&P 500 Index. This investment style seeks long-term capital growth and reduced volatility.

In selecting individual companies for investment, the segment manager considers:

[_]Demonstrated financial strength
[_]Improving returns on invested capital and cash flow
[_]New management
[_]New product development or change in competitive position
[_]Regulatory changes favoring company
[_]Restructuring
[_]New business strategy not yet recognized by the marketplace

Mid/Small Cap Growth segment The Mid/Small Cap Growth segment manager seeks to invest in the stocks of small and medium-size companies believed to have strong fundamentals and the potential for rapid earnings growth. Mid/Small Cap Growth segment diversifies portfolios among several industries and sectors, while concentrating on a select number of


                                                     Smith Barney Mutual Funds
companies. This investment style seeks companies that typically have management teams that have a significant ownership stake and are primarily compensated by increasing shareholder value.

In selecting individual companies for investment, the Mid/Small Cap Growth segment manager considers:

[_]Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector [_]Increasing profits and sales
[_]Competitive advantages that could be more fully exploited by a company
[_]Innovative companies at the cutting edge of positive and dynamic demographic and economic trends
[_]Skilled management committed to long-term growth
[_]Potential for a long-term investment by this segment of the All Cap Growth
   Fund

International-ADR segment The International-ADR segment manager seeks to invest in international stocks via American Depositary Receipts (ADRs) of high-quality global companies whose intrinsic value does not appear to be recognized by the markets. International-ADR segment seeks to build long-term, well-diversified portfolios with favorable risk/reward characteristics. The objective is to outperform the international benchmark over a full market cycle while striving to maintain positive returns.

In selecting individual companies for investment, the International-ADR segment manager looks for the following:

[_]Above average earnings growth
[_]High relative return on invested capital
[_]Experienced and effective management
[_]Effective research, product development and marketing
[_]Competitive advantages
[_]Strong financial condition or stable or improving credit quality

In allocating assets among countries and regions, the economic and political factors the segment manager evaluates include:

[_]Low or decelerating inflation which creates a favorable environment for securities markets
[_]Stable governments with policies that encourage economic growth, equity investment and development of securities markets
[_]Currency stability
[_]The range of individual investment opportunities


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

Principal risks of investing in the Global Multi-Cap Fund
Investors could lose money on their investments in the Global Multi-Cap Fund, or the Global Multi-Cap Fund may not perform as well as other investments, if:

[_]U.S. stock markets decline, or perform poorly relative to other types of investments
[_]An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Global Multi-Cap Fund invests
[_]Large capitalization stock falls out of favor with investors
[_]The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect [_]Medium or small capitalization stocks fall out of favor with investors.
   Because 20% of the Global Multi-Cap Fund's assets are invested primarily in medium and small capitalization companies, an investment in the Global Multi-Cap Fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.
[_]Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Investing in foreign securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment if:

[_]Foreign securities prices decline
[_]Adverse governmental action or political, economic or market instability affects a foreign country or region
[_]The currency in which a security is priced declines in value relative to the
   U.S. dollar
[_]The segment manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect


                                                    Smith Barney Mutual Funds

Who may want to invest The Global Multi-Cap Fund may be an appropriate investment if you:

[_]Are seeking to participate in the long-term growth potential of the U.S.
   stock market
[_]Are looking for an investment with potentially greater return but higher risk than fixed income investments
[_]Are willing to accept the risks of the stock market
[_]Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies
[_]Are seeking to participate in the long-term potential of small capitalization growth companies
[_]Are willing to accept the special risks and potential long-term rewards of investing in smaller companies with limited track records and in foreign securities, including emerging market securities
[_]Are seeking diversification

Fund Performance
Because the Global Multi-Cap Fund is a new fund, it has no performance information to be included in this Prospectus.


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20

Fee table
This table sets forth the fees and expenses you will pay if you invest in Global Multi-Cap Fund shares.

                               Shareholder fees

   (fees paid directly from your investment)  Class A Class B Class L Class Y
   Maximum sales charge (load) imposed on
   purchases
   (as a % of offering price)                  5.00%    None   1.00%   None
   Maximum deferred sales charge (load)
   (as a % of the lower of net asset value at
   purchase or redemption)                     None*   5.00%   1.00%   None

                Annual Global Multi-Cap Fund operating expenses

     (expenses deducted from fund assets)  Class A Class B Class L Class Y
     Management fee                             %       %       %      %
     Distribution and service (12b-1) fees  0.25%   1.00%   1.00%   None
     Other expenses                             %       %       %      %
                                            -----   -----   -----   ----
     Total annual Global Multi-Cap Fund
     operating expenses                         %       %       %      %

 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the Global Multi-Cap Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]You invest $10,000 in the Global Multi-Cap Fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]The Global Multi-Cap Fund's operating expenses remain the same

                      Number of years you own your shares

                                                    1 year 3 years
              Class A (with or without redemption)    $       $
              Class B (redemption at end of period)   $       $
              Class B (no redemption)                 $       $
              Class L (redemption at end of period)   $       $
              Class L (no redemption)                 $       $
              Class Y (with or without redemption)    $       $


                                                      Smith Barney Mutual Funds

  More on the Global Multi-Cap Fund's investments

All Segments
Derivatives and hedging techniques The Global Multi-Cap Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

[_]To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
[_]As a substitute for buying or selling securities

A derivative contract will obligate or entitle the Global Multi-Cap Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Global Multi-Cap Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Global Multi-Cap Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the Global Multi-Cap Fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Global Multi-Cap Fund less liquid and harder to value, especially in declining markets.

Defensive Investing The Global Multi-Cap Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Global Multi-Cap Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Potential Conversion The Global Multi-Cap Fund reserves the right, if approved by the Board of Trustees, to convert in the future to a "Master/Feeder" fund that would invest all of its assets in a Master/Feeder fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.


Smith Barney Multiple Discipline Account Funds

Multiple Discipline Account Balanced Fund


  Investments, risks and performance


The Multiple Discipline Account Balanced Fund is made up of an All Cap Growth segment, All Cap Value segment and a Government Securities Management (7-Year) segment (collectively the "Balanced Fund").

Investment objective
Balanced between long-term growth of capital and principal preservation.

Principal investment strategies
Key investments The Balanced Fund invests in a mix of equity securities within all market capitalization ranges and fixed income securities in the short to intermediate average maturity to help reduce market volatility.

The All Cap Growth Segment seeks to combine the long-term growth potential of small-to medium-size company stocks with the relative stability of high-quality large company growth stocks. The All Cap Value Segment seeks to structure high-quality portfolios by investing in large-, medium- and small-company stocks whose market prices are attractive in relation to their business fundamentals. The Government Securities Management (7-Year) segment seeks to invest in short-term to intermediate-term U.S. Treasury bills, notes, bonds and and U.S. government agency securities -- with an average maturity of seven years -- using active portfolio management. This segment seeks to provide total return that exceeds returns over a market cycle from certificates of deposit, money market funds, or passively buying and holding securities until maturity.

Selection process The Balanced Fund's strategy is to combine the efforts of three segment managers and to invest in the stock or government securities selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The target allocations are 35% to each of the All Cap Growth and All Cap Value segments and 30% to the Government Securities Management (7-Year) segment. The Balanced Fund is coordinated by a portfolio manager who purchases and sells securities for the fund on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon

                                                      Smith Barney Mutual Funds
consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Balanced Fund may differ from the performance of, and tax attributes associated with, each of the segments separately.

In order to maintain approximately the target allocations of the Balanced Fund's assets among the three segment managers, the coordinating portfolio manager will:

[_]Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segment managers, as appropriate
[_]Rebalance the allocation of securities in the Balanced Fund's portfolio at any time the percentage of the Balanced Fund's portfolio invested in any of All Cap Growth, All Cap Value or Government Securities Management (7-Year) segment's securities diverges by at least 20% from the target allocation

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in a portfolio segment that exceeds its targeted percentage with proceeds being reallocated to a portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the Balanced Fund in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

All Cap Growth segment The All Cap Growth segment manager seeks a mix of high quality, large-capitalization growth stocks and small- and mid-capitalization companies believed to have substantial growth potential. In the small- and mid-capitalization portion of the portfolios, the All Cap Growth segment manager seeks to invest in stocks of companies that are


Smith Barney Multiple Discipline Account Funds not yet widely followed and to hold these stocks for as long as the fundamental reasons for their purchase have not changed. Although stocks of small- and mid-capitalization companies may offer greater appreciation potential, these investments tend to involve more risk than stocks of larger companies. A blended portfolio of large-, medium- and small-capitalization growth stocks can reduce the volatility typically associated with small-company stocks while providing the potential for some high returns.

In selecting individual companies for investment, the All Cap Growth segment manager considers:

[_]  Favorable earnings prospects
[_]  Technological innovation
[_]  Industry dominance
[_]  Competitive products and services
[_]  Global scope
[_]  Long term operating history
[_] Consistent and sustainable long-term growth in dividends and earnings per share
[_]  Strong cash flow
[_]  High return on equity
[_]  Strong financial condition
[_]  Experienced and effective management

All Cap Value segment The All Cap Value segment manager applies value criteria to attempt to find the most inefficiently priced stocks in the small-, mid- and large-capitalization sectors. In selecting individual companies for investment, the All Cap Value segment manager regularly reviews the investment universe from the perspective of four disciplines:

[_]  The fundamental picture for a company
[_]  Quantitative data on market sectors and individual issues
[_]  Technical considerations for each issue and each sector
[_]  Themes and trends in the market and economy

The goal of this value process is to achieve above-average returns while also providing downside protection.

Government Securities Management (7-Year) segment The Government Securities Management (7-Year) segment manager focuses on short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities, with an average maturity of seven years. Portfolios are managed based on analysis of specific fundamental factors and the segment manager is responsible for monitoring daily market activity in an attempt to provide incremental return exceeding that expected under certain buy and


                                                    Smith Barney Mutual Funds
hold and random trading strategies. As a general procedure, the segment manager determines the average maturity position according to the following guidelines:

                                                         Average
                                                         Maturity
                                                         for the
              Market Conditions       Portfolio Position Segment
              Rising Interest Rates       Defensive      2.5 Years
              Conditions Unclear          Neutral        4.0 Years
              Falling Interest Rates      Positive       7.0 Years

In selecting securities and assemble portfolio, the segment manager screens for greatest relative value and structures portfolio to maximize total return and minimize risk.

Principal risks of investing in the Balanced Fund
Investors could lose money on their investments in the Balanced Fund, or the Balanced Fund may not perform as well as other investments, if:

[_]U.S. stock markets decline, or perform poorly relative to other types of investments
[_]An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Balanced Fund invests
[_]Large capitalization stock falls out of favor with investors
[_]Medium or small capitalization stocks fall out of favor with investors.
   Because a portion of the Balanced Fund's assets are invested in small and medium capitalization companies, an investment in the Balanced Fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies and government securities. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks
[_]The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect


Smith Barney Multiple Discipline Account Funds

[_] Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Who may want to invest The Balanced Fund may be an appropriate investment if you:

[_] Are seeking to participate in the long-term growth potential of the U.S. stock market
[_]  Are investing for total return
[_]  Are willing to accept the risks of the stock market
[_]  Are seeking diversification

Fund Performance
Because the Balanced Fund is a new fund, it has no performance information to be included in this Prospectus.


                                                      Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you will pay if you invest in the Balanced Fund shares.

                               Shareholder fees

   (fees paid directly from your investment)  Class A Class B Class L Class Y
   Maximum sales charge (load) imposed on
   purchases
   (as a % of offering price)                  5.00%    None   1.00%   None
   Maximum deferred sales charge (load)
   (as a % of the lower of net asset value at
   purchase or redemption)                     None*   5.00%   1.00%   None

                    Annual Balanced Fund operating expenses

     (expenses deducted from fund assets)  Class A Class B Class L Class Y
     Management fee                             %       %       %      %
     Distribution and service (12b-1) fees  0.25%   1.00%   1.00%   None
     Other expenses                             %       %       %      %
                                            -----   -----   -----   ----
     Total annual Balanced Fund operating
     expenses                                   %       %       %      %

 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the Balanced Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]You invest $10,000 in the Balanced Fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]The Balanced Fund's operating expenses remain the same

                      Number of years you own your shares

                                                    1 year 3 years
              Class A (with or without redemption)    $       $
              Class B (redemption at end of period)   $       $
              Class B (no redemption)                 $       $
              Class L (redemption at end of period)   $       $
              Class L (no redemption)                 $       $
              Class Y (with or without redemption)    $       $


Smith Barney Multiple Discipline Account Funds

  More on the Balanced Fund's investments

All Segments
Derivatives and hedging techniques The Balanced Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

[_]To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
[_]As a substitute for buying or selling securities

A derivative contract will obligate or entitle the Balanced Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Balanced Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Balanced Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the Balanced Fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Balanced Fund less liquid and harder to value, especially in declining markets.

Defensive Investing The Balanced Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Balanced Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Potential Conversion The Balanced Fund reserves the right, if approved by the Board of Trustees, to convert in the future to a "Master/Feeder" fund that would invest all of its assets in a Master/Feeder fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.

                                                      Smith Barney Mutual Funds

  Management

The All Cap Fund, Large Cap Fund, Global Multi-Cap Fund and Balanced Fund are sometimes referred to individually as a "fund" and collectively as the "funds."

Manager The funds' Manager is Smith Barney Fund Management LLC (formerly known as "SSB Citi Fund Management LLC"), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The Manager's address is 125 Broad Street, New York, New York 10004. The Manager selects the funds' segment managers and oversees the funds operations. The Manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Roger Paradiso, investment officer of the Manager and managing director of Salomon Smith Barney, is the coordinating portfolio manager of the funds. Mr. Paradiso has more than 14 years of securities business experience.

Alan Blake, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap and Balanced Funds and the Large Cap Growth segment of Large Cap and Global Multi-Cap Funds. Mr. Blake has more than 21 years of securities business experience.

Richard Freeman, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap and Balanced Funds, and the segment manager responsible for the day-to-day management of the Mid/Small Cap Growth segment of the Global Multi-Cap Fund. Mr. Freeman has more than 25 years of securities business experience.

John Goode, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Value segment of the All Cap and Balanced Fund. Mr.
Goode has more than    years of securities business experience.

Peter Hable, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Value segment of the All Cap and


 Smith Barney Multiple Discipline Account Funds

Balanced Funds. Mr. Hable has more than    years of securities business
experience.

Hersh Cohen, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the Large Cap Growth segment of the Large Cap and Global
Multi-Cap Funds. Mr. Cohen has    years of securities business experience.

Jack Cunningham, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the Large Cap Value segment of the Large Cap and Global Multi-Cap
Funds. Mr. Cunningham has    years of securities business experience.

Jeffrey Russell, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the International-ADR segment of the Global Multi-Cap Fund. Mr.
Russell has    years of securities business experience.

Ellen Cammer, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the Government Securities Management (7-Year) segment of the
Balanced Fund. Ms. Cammer has    years of securities business experience.

The Manager will monitor each fund's investments to ensure that each fund complies with its investment policies. The Manager will also monitor each fund's portfolio to ensure that no more than 25% of the fund's assets are concentrated in the securities of companies in the same industry.

Management fees The Manager will be paid advisory fees equal to   % of the All
Cap Fund's average daily net assets,   % of the Large Cap Fund's average daily
net assets,   % of the Global Multi-Cap Fund's average daily net assets and   %
of the Balanced Fund's average daily net assets.

Distribution plans Each fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plans, each fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.


                                                      Smith Barney Mutual Funds

Transfer agent and shareholder servicing agent Travelers Bank & Trust, fsb (formerly known as Citi Fiduciary Trust Company) serves as each fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and Primerica Shareholder Services to serve as each fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents will perform certain functions including shareholder record keeping and accounting services.

  Subscription offering period

A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent") will solicit subscriptions for shares of the funds during the subscription offering
period, which is scheduled to end on             , 2002. On the third business
day after the end of the subscription offering period, subscriptions for the shares will be payable, exchanges into the funds will be permitted, shares will be issued and the funds will commence investment operations.

The funds will suspend the offering of shares to new investors on             ,
2002. This suspension, which is expected to last two weeks, may be lengthened or shortened at the funds' discretion. During the suspension, existing shareholders of the funds may still purchase, redeem or exchange fund shares. After the suspension, the funds will commence a continuous offering of shares to the public.

For more information on how to subscribe for fund shares during the subscription offering period, please contact a Service Agent.


Smith Barney Multiple Discipline Account Funds

  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

[_]If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
[_]For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if a fund performs well.
[_]Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

[_]A Service Agent
[_]A fund, but only if you are investing through certain qualified plans or Service Agents

All Classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                          Initial           Additional
                                Classes A, B, L   Class Y   All Classes
General                             $1,000      $15 million     $50
IRAs, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                             $250       $15 million     $50
Qualified Retirement Plans*          $25        $15 million     $25
Simple IRAs                           $1            n/a         $1
Monthly Systematic Investment
Plans                                $25            n/a         $25
Quarterly Systematic Investment
Plans                                $50            n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


                                                      Smith Barney Mutual Funds

  Comparing the funds' classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

                             Class A                     Class B                   Class L                    Class Y
Key features     . Initialsales                   . Noinitial           . Initialsales                 . Noinitial or
                          charge                      sales charge               charge is                 deferred
                          . You may                   . Deferred                 lower than                sales charge
                          qualify for                 sales charge               Class A                   . Must invest
                          reduction or                declines over              . Deferred                at least $15
                          waiver of ini-              time                       sales charge              million
                          tial sales                  . Converts to              for only 1                . Lower
                          charge                      Class A after              year                      annual ex-
                          . Lower                     8 years                    . Does not                penses than
                          annual ex-                  . Higher                   convert to                the other
                          penses than                 annual ex-                 Class A                   classes
                          Class B and                 penses than                . Higher
                          Class L                     Class A                    annual ex-
                                                                                 penses than
                                                                                 Class A
----------------------------------------------------------------------------------------------------------------------------
Initial sales    Up to 5.00%;                     None                  1.00%                          None
charge           reduced for
                 large purchases
                 and waived for
                 certain
                 investors. No
                 charge for
                 purchases of
                 $1,000,000 or
                 more
----------------------------------------------------------------------------------------------------------------------------
Deferred sales   1.00% on                         Up to 5.00%           1.00% if you                   None
charge           purchases of                     charged when          redeem within
                 $1,000,000 or                    you redeem            1 year of
                 more if you                      shares. The           purchase
                 redeem within                    charge is
                 1 year of                        reduced over
                 purchase                         time and there
                                                  is no deferred
                                                  sales charge
                                                  after 6 years
----------------------------------------------------------------------------------------------------------------------------
Annual           0.25% of                         1.00% of              1.00% of                       None
distribution and average daily                    average daily         average daily
service fees     net assets                       net assets            net assets
----------------------------------------------------------------------------------------------------------------------------
Exchange         Class A shares                   Class B shares        Class L shares                 Class Y shares
privilege*       of most Smith                    of most Smith         of most Smith                  of most Smith
                 Barney funds                     Barney funds          Barney funds                   Barney funds
----------------------------------------------------------------------------------------------------------------------------

*Ask your Service Agent for the Smith Barney funds available for exchange.


Smith Barney Multiple Discipline Account Funds

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on each fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of a fund receive. The distributor keeps up to approximately 10% of the sales charges imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares serviced by them.




                                                         Broker/Dealer
                                  Sales Charge as a % of   commission
                                  Offering   Net amount    as a % of
Amount of purchase                price (%) invested (%) offering price
Less than $25,000                   5.00        5.26             4.50
$25,000 but less than $50,000       4.25        4.44             3.83
$50,000 but less than $100,000      3.75        3.90             3.38
$100,000 but less than $250,000     3.25        3.36             2.93
$250,000 but less than $500,000     2.75        2.83             2.48
$500,000 but less than $1,000,000   2.00        2.04             1.80
$1,000,000 or more                     0           0       up to 1.00*

* The distributor pays up to 1% to a Service Agent

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.


                                                      Smith Barney Mutual Funds

[_] Accumulationprivilege - lets you combine the current value of Class A shares owned

[_]  by you, or
[_]  by members of your immediate family

  and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

[_]Letter of intent - lets you purchase Class A shares of the funds and other
   Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

[_]Employees of NASD members
[_] Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
[_] Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

1f you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                                          6th through
Year after purchase   1st 2nd 3rd 4th 5th     8th
Deferred sales charge 5%  4%  3%  2%  1%      0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.


Smith Barney Multiple Discipline Account Funds

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:             Shares issued:            Shares issued:
At initial purchase        On reinvestment of        Upon exchange from
                           dividends and             another Smith Barney
                           distributions             fund
Eight years after the date    In same proportion     On the date the shares
of purchase                   as the number of       originally acquired
                              Class B shares         would have converted
                              converting is to total into Class A shares
                              Class B shares you
                              own (excluding
                              shares issued as a
                              dividend)

Class L shares (available through certain Service Agents)
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1.00% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1.00%. If you held Class C shares of the fund and/or other Smith Barney funds on June 12, 1998 you will not pay an initial sales charge on Class L shares you buy before June 22, 2002.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares serviced by them.

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.


                                                      Smith Barney Mutual Funds

In addition, you do not pay a deferred sales charge on:

[_]Shares exchanged for shares of another Smith Barney fund
[_]Shares representing reinvested distributions and dividends
[_]Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, a fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of a fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

[_]On payments made through certain systematic withdrawal plans
[_]On certain distributions from a retirement plan
[_]For involuntary redemptions of small account balances
[_]For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.


Smith Barney Multiple Discipline Account Funds

  Buying shares

      Through a You should contact your Service Agent to open a bro-
  Service Agent kerage account and make arrangements to buy shares.

                If you do not provide the following information, your order will be rejected:

                [_]Class of shares being bought
                [_]Dollar amount or number of shares being bought

                Your Service Agent may charge an annual account
                maintenance fee.
------------------------------------------------------------------------------
    Through the Qualified retirement plans and certain other investors funds who are clients of certain Service Agents are eligible to buy shares directly from a fund.

                [_]Write the fund at the following address:
                    Smith Barney Multiple Discipline Account Trust
                    (Specify fund and class of shares)
                    c/o PFPC Global Fund Services
                    P.O. Box 9699
                    Providence, RI 02940-9699
                [_]Enclose a check to pay for the shares. For initial
                   purchases, complete and send an account
                   application.
                [_]For more information, please call Smith Barney
                   Shareholder Services at 1-800-451-2010.
------------------------------------------------------------------------------
      Through a You may authorize your Service Agent or the applicable systematic sub-transfer agent to transfer funds automatically from investment plan (i) a regular bank account, (ii) cash held in a broker-
                age account opened with a Service Agent or (iii) cer-
                tain money market funds, in order to buy shares on a
                regular basis.

                [_]Amounts transferred should be at least:
                   $25 monthly or $50 quarterly.
                [_]If you do not have sufficient funds in your account
                   on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

                For more information, contact your Service Agent or the trans-fer agent or consult the SAI.



                                                      Smith Barney Mutual Funds

  Exchanging shares

 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read the of funds tailored to prospectus of the Smith Barney fund you are exchang-
       help meet the ing into. An exchange is a taxable transaction.
    varying needs of
      both large and [_]You may exchange shares only for shares of the
     small investors    same class of another Smith Barney fund. Not all
                        Smith Barney funds offer all classes.
                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent or the
                        transfer agent for further information.
                     [_]Exchanges of Class A, Class B and Class Y shares are
                        subject to minimum investment requirements
                        (except for systematic investment plan exchanges),
                        and all shares are subject to the other requirements
                        of the fund into which exchanges are made.
                     [_]If you hold share certificates, the applicable sub-
                        transfer agent must receive the certificates endorsed
                        for transfer or with signed stock powers (documents
                        transferring ownership of certificates) before the
                        exchange is effective.
                     [_]A fund may suspend or terminate your exchange
                        privilege if you engage in an excessive pattern of
                        exchanges.
--------------------------------------------------------------------------------
           Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
             charges
                     Your deferred sales charge (if any) will continue to be
                     measured from the date of your original purchase. If
                     the fund you exchange into has a higher deferred sales
                     charge, you will be subject to that charge. If you ex-
                     change at any time into a fund with a lower charge, the
                     sales charge will not be reduced.
--------------------------------------------------------------------------------


Smith Barney Multiple Discipline Account Funds

       By telephone If you do not have a brokerage account with a Service
                    Agent, you may be eligible to exchange shares through the fund. You must complete an author-ization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call
                    Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                    (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                    You can make telephone exchanges only between ac-
                    counts that have identical registrations.
       ------------------------------------------------------------------
            By mail If you do not have a brokerage account, contact your
                    Service Agent or write to the applicable sub-transfer
                    agent at the address on the following page.

  Redeeming shares

Generally Contact your Service Agent to redeem shares of a fund.

          If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the re-demption is effective.

          If the shares are held by a fiduciary or corporation, other documents may be required.

          Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

          If you have a brokerage account with a Service Agent,
          your redemption proceeds will be placed in your ac-
          count and not reinvested without your specific in-
          struction. In other cases, unless you direct otherwise,
          your redemption proceeds will be paid by check mailed
          to your address of record.
-----------------------------------------------------------------


                                                      Smith Barney Mutual Funds

       By mail For accounts held directly at a fund, send written re-quests to the fund at the applicable address:

               For clients of a PFS Investments Registered Representa-tive, write Primerica Shareholder Services at the follow-ing address:

                   Primerica Shareholder Services
                   P.O. Box 9662
                   Providence, RI 02940-5016

               For all other investors, send your request to PFPC
               Global Fund Services at the following address:

                   Smith Barney Multiple Discipline Account
                   (Specify fund and class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

               Your written request must provide the following:

               [_]The name of the fund and account number
               [_]The class of shares and the dollar amount or num-
                  ber of shares to be redeemed
               [_]Signatures of each owner exactly as the account is
                  registered

-------------------------------------------------------------------
By telephone If you do not have a brokerage account with a Service
             Agent, you may be eligible to redeem shares (except
             those held in retirement plans) in amounts up to
             $50,000 per day through the fund. You must complete
             an authorization form to authorize telephone re-
             demptions. If eligible, you may request redemptions by
             telephone on any day the New York Stock Exchange is
             open. For clients of a PFS Investments Registered Rep-
             resentative, call Primerica Shareholder Services at
             1-800-544-5445 between 8:00 a.m. and 8:00 p.m.
             (Eastern time). All other shareholders should call the
             transfer agent at 1-800-451-2010 between 9:00 a.m. and
             4:00 p.m. (Eastern time). Requests received after the
             close of regular trading on the Exchange are priced at
             the net asset value next determined.



Smith Barney Multiple Discipline Account Funds

                 Your redemption proceeds can be sent by check to
                 your address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your author-
                 ization form. You must submit a new authorization
                 form to change the bank account designated to receive
                 wire or electronic transfers and you may be asked to
                 provide certain other documents. A sub-transfer agent
                 may charge a fee on an electronic transfer (ACH).
--------------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of a fund with a value
                 of at least $10,000 ($5,000 for retirement plan ac-
                 counts) and each automatic redemption must be at
                 least $50. If your shares are subject to a deferred sales
                 charge, the sales charge will be waived if your auto-
                 matic payments do not exceed 1% per month of the
                 value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 [_] Yourshares must not be represented by certificates
                 [_]All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[_]Name of the fund
[_]Account number
[_]Class of shares being bought, exchanged or redeemed
[_]Dollar amount or number of shares being bought, exchanged or redeemed
[_]Signature of each owner exactly as the account is registered

The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

[_]Are redeeming over $50,000
[_]Are sending signed share certificates or stock powers to the applicable sub-transfer agent
[_]Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account
[_]Changed your account registration
[_]Want the check paid to someone other than the account owner(s)
[_]Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

[_]Suspend the offering of shares
[_]Waive or change minimum and additional investment amounts
[_]Reject any purchase or exchange order
[_]Change, revoke or suspend the exchange privilege
[_]Suspend telephone transactions


Smith Barney Multiple Discipline Account Funds

[_]Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_]Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, a fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

For more information contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The Manager may determine that a pattern of frequent exchanges is detrimental to a fund's performance and other shareholders. If so, a fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to the applicable sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

  Dividends, distributions and taxes

Dividends Each fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. Each fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the applicable sub-transfer agent, to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


                                                      Smith Barney Mutual Funds

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

Transaction                           Federal tax status
Redemption or exchange of shares      Usually capital gain or loss; long-
                                      term only if shares owned more
                                      than one year
Long-term capital gain distributions  Long-term capital gain
Short-term capital gain distributions Ordinary income
Dividends                             Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the funds with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.

  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4 p.m. Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Each fund generally values its portfolio securities based on market prices or quotations. A fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by a fund's board. A fund that uses fair value to price


Smith Barney Multiple Discipline Account Funds securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you can not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the applicable sub-transfer agent before the applicable sub-transfer agent's close of business.


                                                      Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/SM/

Smith Barney
Multiple Discipline Account Trust
All Cap Fund
Large Cap Fund
Global Multi-Cap Fund
Balanced Fund

Each a series of Smith Barney Multiple Discipline Account Trust

Shareholder reports Annual and semiannual reports to shareholders provide additional information about each fund's investments. These reports discuss the market conditions and investment strategies that significantly affected a fund's performance during its last fiscal year or period.

Each fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about each fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about a fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent by calling the applicable sub-transfer agent of a fund (Primerica Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to a fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a fund that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributors are offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

Your Serious Money, Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-      )
FD          /02

                                 SMITH BARNEY
                       MULTIPLE DISCIPLINE ACCOUNT TRUST
                          VARIABLE ALL CAP PORTFOLIO
                         VARIABLE LARGE CAP PORTFOLIO
                      VARIABLE GLOBAL MULTI-CAP PORTFOLIO
                          VARIABLE BALANCED PORTFOLIO



                                  PROSPECTUS

                  SUBJECT TO COMPLETION, DATED JUNE 26, 2002

   Shares of each portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans.
   This prospectus should be read together with the prospectus for those contracts.
   The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed./SM/

            The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any State where the offer or sale is not permitted.

Contents

Smith Barney Multiple Discipline Account Trust consists of 8 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to 4 of those portfolios. Each portfolio offers different levels of potential return and involves different levels of risk.

Multiple Discipline Account Variable All Cap
  Portfolio                                         2
------------------------------------------------------
  Investments, risks and performance                2
------------------------------------------------------
  More on the portfolio's investments               4
------------------------------------------------------

Multiple Discipline Account Variable Large Cap
  Portfolio                                         5
------------------------------------------------------
  Investments, risks and performance                5
------------------------------------------------------
  More on the portfolio's investments               7
------------------------------------------------------

Multiple Discipline Account Variable Global
  Multi-Cap Portfolio                               8
------------------------------------------------------
  Investments, risks and performance                8
------------------------------------------------------
  More on the portfolio's investments              11
------------------------------------------------------

Multiple Discipline Account Variable Balanced
  Portfolio                                        12
------------------------------------------------------
  Investments, risks and performance               12
------------------------------------------------------
  More on the portfolio's investments              15
------------------------------------------------------

Management                                         16
------------------------------------------------------

Share Transactions                                 17
------------------------------------------------------

Dividends, Distributions, and Taxes                18
------------------------------------------------------

Share Price                                        19
------------------------------------------------------

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

Multiple Discipline Account Variable All Cap Portfolio

Investments, Risks and Performance

The Multiple Discipline Account Variable All Cap Portfolio is made up of an All Cap Growth segment and an All Cap Value segment (collectively the "All Cap Portfolio").

Investment objective

Long-term growth of capital.

Principal investment strategies

Key investments The All Cap Portfolio invests primarily in equity securities within all market capitalization ranges. The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of high-quality large company growth stocks. The All Cap Value segment seeks to structure high-quality portfolios by investing in large-, medium- and small-company stocks whose market prices are attractive in relation to their business fundamentals.

Both segments

Non-U.S. investments The All Cap Portfolio may invest up to   % of its assets
(at the time of investment) in non-U.S. securities. The All Cap Portfolio may invest directly in non-U.S. issuers or invest in depositary receipts. Its investments in securities of non-U.S. issuers may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying non-U.S. security, depositary receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about non-U.S. issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Selection process The All Cap Portfolio's strategy is to combine the efforts of two segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he believes will offer superior long-term capital growth potential. The target allocations are 50% to the All Cap Growth segment and 50% to the All Cap Value segment. The All Cap Portfolio is coordinated by a portfolio manager who purchases and sells securities for the Portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the All Cap Portfolio may differ from the performance of, and tax attributes associated with, each of the segments separately.

In order to maintain approximately the target allocations of the All Cap Portfolio's assets among the two segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the two segment managers, as appropriate

.. Rebalance the allocation of Value and Growth segment securities in the All
  Cap Portfolio's portfolio at any time in which the percentage of the All Cap Portfolio's portfolio invested in either the Growth or Value segment's securities equals or exceeds 60% of the All Cap Portfolio's total assets invested in both Value and Growth segment securities

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in a portfolio segment that exceeds its targeted percentage with proceeds being reallocated to a portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the All Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

All Cap Growth segment The All Cap Growth segment manager seeks a mix of high quality, large-capitalization growth stocks and small- and mid-capitalization companies believed to have substantial growth potential. In the small- and mid-capitalization portion of the portfolios, the All Cap Growth segment manager seeks to invest in stocks of companies that are not yet widely followed and to hold these stocks for as long as the fundamental reasons for their purchase have not changed. Although stocks of small- and mid-capitalization companies may offer greater appreciation potential, these investments tend to involve more risk than stocks of larger companies. A blended portfolio of large-, medium- and small-capitalization growth stocks can reduce the volatility typically associated with small-company stocks while providing the potential for some high returns.

In selecting individual companies for investment, the All Cap Growth segment manager considers:

.. Favorable earnings prospects

.. Technological innovation

.. Industry dominance

.. Competitive products and services

.. Global scope

.. Long term operating history

.. Consistent and sustainable long-term growth in dividends and earnings per share

.. Strong cash flow

.. High return on equity

.. Strong financial condition

.. Experienced and effective management

All Cap Value segment The All Cap Value segment manager applies value criteria to attempt to find the most inefficiently priced stocks in the small-, mid- and large-capitalization sectors. In selecting individual companies for investment, the All Cap Value segment manager regularly reviews the investment universe from the perspective of four disciplines:

.. The fundamental picture for a company

.. Quantitative data on market sectors and individual issues

.. Technical considerations for each issue and each sector

.. Themes and trends in the market and economy

The goal of this value process is to achieve above-average returns while also providing downside protection.

Principal risks of investing in the All Cap Portfolio

Investors could lose money on their investments in the All Cap Portfolio, or the All Cap Fund may not perform as well as other investments, if:

.. U.S. stock markets decline, or perform poorly relative to other types of investments

.. An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the All Cap Portfolio invests

.. Large capitalization stocks fall out of favor with investors

.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

.. Medium or small capitalization stocks fall out of favor with investors.
  Because a portion of the All Cap Portfolio's assets are invested in small and medium capitalization companies, an investment in the All Cap Portfolio may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.

.. Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Portfolio Performance

Because the All Cap Portfolio is a new fund, it has no performance information to be included in this Prospectus.

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

More on the All Cap Portfolio's Investments

Both Segments

Derivatives and hedging techniques The All Cap Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

.. To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

.. As a substitute for buying or selling securities

A derivative contract will obligate or entitle the All Cap Portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the All Cap Portfolio's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The All Cap Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the All Cap Portfolio's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the All Cap Portfolio less liquid and harder to value, especially in declining markets.

Defensive Investing The All Cap Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the All Cap Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.

Potential Conversion The All Cap Portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a "Master/Feeder" fund that would invest all of its assets in a Master/Feeder fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

Multiple Discipline Account Variable Large Cap Portfolio

Investments, Risks and Performance

The Multiple Discipline Account Variable Large Cap Portfolio is made up of Large Cap Growth and Large Cap Value segments (collectively the "Large Cap Portfolio").

Investment objective

Long-term growth of capital.

Principal investment strategies

Key investments Under normal market conditions, the Large Cap Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of companies with large market capitalizations--those with total market capitalizations of [$5] billion or more at the time of investment. The Large Cap Growth segment seeks to invest in high-quality, large-capitalization growth stocks with superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on consistent growth of capital while seeking to minimize volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies with dividend yields or three-year average free cash-flow yields at or above the Standard & Poor's 500 Index, which also look to be experiencing a fundamental, positive change that is not reflected in the stock price.

The Large Cap Portfolio's 80% investment policy is non-fundamental and may be changed by the Board of Trustees of the portfolio to become effective upon at least 60 days' notice to shareholders of the portfolio prior to any such change.

Selection process The Large Cap Portfolio's strategy is to combine the efforts of two segment managers with different styles (Value and Growth) and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The Large Cap Portfolio is coordinated by a portfolio manager who purchases and sells securities for the portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Large Cap Portfolio may differ from the performance of, and tax attributes associated with, each of the segments separately.

In order to maintain an approximately equal division of all of the Large Cap Portfolio's assets between the two segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two segment managers, as appropriate

.. Rebalance the allocation of Value and Growth segment securities in the Large
  Cap Portfolio's portfolio at any time in which the percentage of the Large Cap Portfolio's portfolio invested in either the Value or Growth segment's securities equals or exceeds 60% of the Large Cap Portfolio's total assets invested in both Value and Growth segment securities

As a consequence of the rebalancing of assets described above, the coordinating portfolio manager will reallocate assets from the better performing segment to the other. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment manager sells it, the net position of the Large Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

Large Cap Growth segment The segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks consistent growth of capital and reduced volatility of returns. The objective is to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

.. Above average growth prospects

.. Technological innovation


 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

.. Industry dominance

.. Competitive products and services

.. Global scope

.. Long-term operating history

.. Strong cash flow

.. High return on equity

.. Strong financial condition

.. Experienced and effective management

Large Cap Value segment The segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes not yet reflected in the price of their stocks. Investments are made in stocks that potentially pay an above-average dividend yield or have three-year average cash flow yields equal to or in excess of that of the S&P 500 Index. This investment style seeks long-term capital growth and reduced volatility.

In selecting individual companies for investment, the segment manager considers:

.. Demonstrated financial strength

.. Improving returns on invested capital and cash flow

.. New management

.. New product development or change in competitive position

.. Regulatory changes favoring company

.. Restructuring

.. New business strategy not yet recognized by the marketplace

Principal risks of investing in the Large Cap Portfolio

Investors could lose money on their investments in the portfolio, or the portfolio may not perform as well as other investments, if:

.. U.S. stock markets go down, or perform poorly relative to other types of investments

.. An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Large Cap Portfolio invests

.. Large capitalization stocks fall out of favor with investors

.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

.. One segment (Value or Growth) underperforms for an extended period

Portfolio Performance

Because the Large Cap Portfolio is a new fund, it has no performance information to be included in this Prospectus.

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

More on the Large Cap Portfolio's Investments

Other investments While the Large Cap Portfolio intends to be substantially fully invested in equity securities of large capitalization companies, the Large Cap Portfolio may invest a portion of its assets in equity securities of companies with total market capitalizations below [$5] billion and in money market instruments and/or cash to pay expenses and meet redemption requests.

The Large Cap Portfolio may also invest up to % of its assets (at the time of investment) in non-U.S. securities. The Large Cap Portfolio may invest directly in non-U.S. issuers or invest in depositary receipts. The Large Cap Portfolio's investments in non-U.S. securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying non-U.S. security, depositary receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about non-U.S. issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Defensive investing The Large Cap Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market and short-term debt securities or cash. If the Large Cap Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.

Potential Conversion The Large Cap Portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a "Master/Feeder" fund that would invest all of its assets in a Master/Feeder fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

Multiple Discipline Account Variable Global Multi-Cap Portfolio

Investments, Risks and Performance

The Multiple Discipline Account Variable Global Multi-Cap Portfolio is made up of a Large Cap Growth segment, Large Cap Value segment, a Mid/Small Cap Growth segment and an International-American Depositary Receipts (ADRs) segment (collectively the "Global Multi-Cap Portfolio").

Investment objective

Long-term growth of capital.

Principal investment strategies

Key investments The portfolio invests primarily in equity securities across a broad range of management disciplines seeking to optimize results and reduce volatility. The portfolio seeks to reduce company-specific risk by minimizing overlap of securities across equity styles and reduce industry specific risk by minimizing overlap concentration in particular industry groups across equity styles.

The Large Cap Growth segment seeks to invest in high-quality, large-capitalization growth stocks with superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on consistent growth of capital while seeking to minimize volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies with dividend yields or three-year average free cash-flow yields at or above the Standard & Poor's 500 Index, which also look to be experiencing a fundamental, positive change that is not reflected in the stock price. The Mid/Small Cap Growth segment seeks to invest in small- and medium-size companies with strong fundamentals, and that have the potential for rapid earnings growth. The International-ADR segment seeks to build long-term, well-diversified portfolios with exceptional risk/reward characteristics.

Selection process The Global Multi-Cap Portfolio's strategy is to combine the efforts of four segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The target allocations are 30% to the Large Cap Growth segment, 30% to the Large Cap Value segment and 20% to each of the Mid/Small Cap Growth and International- ADR segments. The Global Multi-Cap Portfolio is coordinated by a portfolio manager who purchases and sells securities for the portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Global Multi-Cap Portfolio may differ from the performance of, and tax attributes associated with, each of the segments separately.

In order to maintain approximately the target allocations of the Global Multi-Cap Portfolio's assets among the four segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segment managers, as appropriate

.. Rebalance the allocation of securities in the Global Multi-Cap Portfolio's portfolio at any time the percentage of the Global Multi-Cap Portfolio's portfolio invested in any of Large Cap Growth, Large Cap Value, Mid/Small Cap Growth or International-ADR segment's securities diverges by at least 20% from the target allocation for that segment

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in a portfolio segment that exceeds its targeted percentage with proceeds being reallocated to a portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the Global Multi-Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

Large Cap Growth segment The segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks consistent growth of capital and reduced volatility of returns. The objective is to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

.. Above average growth prospects

.. Technological innovation

.. Industry dominance

.. Competitive products and services

.. Global scope

.. Long-term operating history

.. Strong cash flow

.. High return on equity

.. Strong financial condition

.. Experienced and effective management

Large Cap Value segment The segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes not yet reflected in the price of their stocks. Investments are made in stocks that potentially pay an above-average dividend yield or have three-year average cash flow yields equal to or in excess of that of the S&P 500 Index. This investment style seeks long-term capital growth and reduced volatility.

In selecting individual companies for investment, the segment manager considers:

.. Demonstrated financial strength

.. Improving returns on invested capital and cash flow

.. New management

.. New product development or change in competitive position

.. Regulatory changes favoring company

.. Restructuring

.. New business strategy not yet recognized by the marketplace

Mid/Small Cap Growth segment The Mid/Small Cap Growth segment manager seeks to invest in the stocks of small and medium-size companies believed to have strong fundamentals and the potential for rapid earnings growth. Mid/Small Cap Growth segment diversifies portfolios among several industries and sectors, while concentrating on a select number of companies. This investment style seeks companies that typically have management teams that have a significant ownership stake and are primarily compensated by increasing shareholder value.

In selecting individual companies for investment, the Mid/Small Cap Growth segment manager considers:

.. Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector

.. Increasing profits and sales

.. Competitive advantages that could be more fully exploited by a company

.. Innovative companies at the cutting edge of positive and dynamic demographic and economic trends

.. Skilled management committed to long-term growth

.. Potential for a long-term investment by this segment of the All Cap Growth
  Fund

International-ADR segment The International-ADR segment manager seeks to invest in international stocks via American Depositary Receipts (ADRs) of high-quality global companies whose intrinsic value does not appear to be recognized by the markets. International-ADR segment seeks to build long-term, well-diversified portfolios with favorable risk/reward characteristics. The objective is to outperform the international benchmark over a full market cycle while striving to maintain positive returns.

In selecting individual companies for investment, the International-ADR segment manager looks for the following:

.. Above average earnings growth

.. High relative return on invested capital

.. Experienced and effective management

.. Effective research, product development and marketing

.. Competitive advantages

.. Strong financial condition or stable or improving credit quality

In allocating assets among countries and regions, the economic and political factors the segment manager evaluates include:

.. Low or decelerating inflation which creates a favorable environment for securities markets


 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

.. Stable governments with policies that encourage economic growth, equity investment and development of securities markets

.. Currency stability

.. The range of individual investment opportunities

Principal risks of investing in the Global Multi-Cap Portfolio

Investors could lose money on their investments in the Global Multi-Cap Portfolio, or the Global Multi-Cap Portfolio may not perform as well as other investments, if:

.. U.S. stock markets decline, or perform poorly relative to other types of investments

.. An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Global Multi-Cap Portfolio invests

.. Large capitalization stock falls out of favor with investors

.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

.. Medium or small capitalization stocks fall out of favor with investors.
  Because 20% of the Global Multi-Cap Portfolio's assets are invested primarily in medium and small capitalization companies, an investment in the Global Multi-Cap Portfolio may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.

.. Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Investing in foreign securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment if:

.. Foreign securities prices decline

.. Adverse governmental action or political, economic or market instability affects a foreign country or region

.. The currency in which a security is priced declines in value relative to the U.S. dollar

.. The segment manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect

Portfolio Performance

Because the Global Multi-Cap Portfolio is a new fund, it has no performance information to be included in this Prospectus.

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

More on the Global Multi-Cap Portfolio's Investments

All Segments

Derivatives and hedging techniques The Global Multi-Cap Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

.. To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

.. As a substitute for buying or selling securities

A derivative contract will obligate or entitle the Global Multi-Cap Portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Global Multi-Cap Portfolio's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Global Multi-Cap Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the Global Multi-Cap Portfolio's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Global Multi-Cap Portfolio less liquid and harder to value, especially in declining markets.

Defensive Investing The Global Multi-Cap Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Global Multi-Cap Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.

Potential Conversion The Global Multi-Cap Portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a "Master/Feeder" fund that would invest all of its assets in a Master/Feeder fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.

                        THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

--

Multiple Discipline Account Variable Balanced Portfolio

Investments, risks and performance

The Multiple Discipline Account Variable Balanced Portfolio is made up of an All Cap Growth segment, All Cap Value segment and a Government Securities Management (7-Year) segment (collectively the "Balanced Portfolio").

Investment objective

Balanced between long-term growth of capital and principal preservation.

Principal investment strategies

Key investments The Balanced Portfolio invests in a mix of equity securities within all market capitalization ranges and fixed income securities in the short to intermediate average maturity to help reduce market volatility.

The All Cap Growth Segment seeks to combine the long-term growth potential of small-to medium-size company stocks with the relative stability of high-quality large company growth stocks. The All Cap Value Segment seeks to structure high-quality portfolios by investing in large-, medium- and small-company stocks whose market prices are attractive in relation to their business fundamentals. The Government Securities Management (7-Year) segment seeks to invest in short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities -- with an average maturity of seven years -- using active portfolio management. This segment seeks to provide total return that exceeds returns over a market cycle from certificates of deposit, money market funds, or passively buying and holding securities until maturity.

Selection process The Balanced Portfolio's strategy is to combine the efforts of three segment managers and to invest in the stock or government securities selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The target allocations are 35% to each of the All Cap Growth and All Cap Value segments and 30% to the Government Securities Management (7-Year) segment. The Balanced Portfolio is coordinated by a portfolio manager who purchases and sells securities for the portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Balanced Portfolio may differ from the performance of, and tax attributes associated with, each of the segments separately.

In order to maintain approximately the target allocations of the Balanced Portfolio's assets among the three segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segment managers, as appropriate

.. Rebalance the allocation of securities in the Balanced Portfolio's portfolio at any time the percentage of the Balanced Portfolio's portfolio invested in any of All Cap Growth, All Cap Value or Government Securities Management (7-Year) segment's securities diverges by at least 20% from the target allocation

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in a portfolio segment that exceeds its targeted percentage with proceeds being reallocated to a portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the Balanced Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

All Cap Growth segment The All Cap Growth segment manager seeks a mix of high quality, large-capitalization growth stocks and small- and mid-capitalization companies believed to have substantial growth potential. In the small- and mid-capitalization portion of the portfolios, the All Cap Growth segment manager seeks to invest in stocks of companies that are not yet widely followed and to hold these stocks for as long as the fundamental reasons for their purchase have not changed. Although

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS stocks of small- and mid-capitalization companies may offer greater appreciation potential, these investments tend to involve more risk than stocks of larger companies. A blended portfolio of large-, medium- and small-capitalization growth stocks can reduce the volatility typically associated with small-company stocks while providing the potential for some high returns.

In selecting individual companies for investment, the All Cap Growth segment manager considers:

.. Favorable earnings prospects

.. Technological innovation

.. Industry dominance

.. Competitive products and services

.. Global scope

.. Long term operating history

.. Consistent and sustainable long-term growth in dividends and earnings per share

.. Strong cash flow

.. High return on equity

.. Strong financial condition

.. Experienced and effective management

All Cap Value segment The All Cap Value segment manager applies value criteria to attempt to find the most inefficiently priced stocks in the small-, mid- and large-capitalization sectors. In selecting individual companies for investment, the All Cap Value segment manager regularly reviews the investment universe from the perspective of four disciplines:

.. The fundamental picture for a company

.. Quantitative data on market sectors and individual issues

.. Technical considerations for each issue and each sector

.. Themes and trends in the market and economy

The goal of this value process is to achieve above-average returns while also providing downside protection.

Government Securities Management (7-Year) segment The Government Securities Management (7-Year) segment manager focuses on short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities, with an average maturity of seven years. Portfolios are managed based on analysis of specific fundamental factors and the segment manager is responsible for monitoring daily market activity in an attempt to provide incremental return exceeding that expected under certain buy and hold and random trading strategies. As a general procedure, the segment manager determines the average maturity position according to the following guidelines:

--------------------------------------------------------------------------------

                                                         Average
                                                       Maturity for
             Market Conditions      Portfolio Position the Segment
             ------------------------------------------------------
             Rising Interest Rates      Defensive       2.5 Years
             ------------------------------------------------------
             Conditions Unclear         Neutral         4.0 Years
             ------------------------------------------------------
             Falling Interest Rates     Positive        7.0 Years
             ------------------------------------------------------

In selecting securities and assemble portfolio, the segment manager screens for greatest relative value and structures portfolio to maximize total return and minimize risk.

Principal risks of investing in the Balanced Portfolio

Investors could lose money on their investments in the Balanced Portfolio, or the Balanced Portfolio may not perform as well as other investments, if:

.. U.S. stock markets decline, or perform poorly relative to other types of investments

.. An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Balanced Portfolio invests

.. Large capitalization stock falls out of favor with investors

.. Medium or small capitalization stocks fall out of favor with investors.
  Because a portion of the Balanced Portfolio's assets are invested in small and medium capitalization companies, an investment in the Balanced Portfolio may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies and government securities. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks

.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

Risk return bar chart
--------------------------------------------------------------------------------

.. Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth



Portfolio Performance

Because the Balanced Portfolio is a new fund, it has no performance information to be included in this Prospectus.



 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

More on the Balanced Portfolio's investments

All Segments

Derivatives and hedging techniques The Balanced Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

.. To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

.. As a substitute for buying or selling securities

A derivative contract will obligate or entitle the Balanced Portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Balanced Portfolio's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Balanced Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the Balanced Portfolio's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Balanced Portfolio less liquid and harder to value, especially in declining markets.

Defensive Investing The Balanced Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Balanced Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.

Potential Conversion The Balanced Portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a "Master/Feeder" fund that would invest all of its assets in a Master/Feeder fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

Management

The All Cap Portfolio, Large Cap Portfolio, Global Multi-Cap Portfolio and Balanced Portfolio are sometimes referred to individually as a "portfolio" and collectively as the "portfolios."

Manager

The portfolios' Manager is Smith Barney Fund Management LLC (formerly known as "SSB Citi Fund Management LLC"), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The Manager's address is 125 Broad Street, New York, New York 10004. The Manager selects the portfolios' segment managers and oversees the portfolios operations. The Manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Roger Paradiso, investment officer of the Manager and managing director of Salomon Smith Barney, is the coordinating portfolio manager of the portfolios. Mr. Paradiso has more than 14 years of securities business experience.

Alan Blake, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap and Balanced Portfolios and the Large Cap Growth segment of Large Cap and Global Multi-Cap Portfolios. Mr. Blake has more than 21 years of securities business experience.

Richard Freeman, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap and Balanced Portfolios, and the segment manager responsible for the day-to-day management of the Mid/Small Cap Growth segment of the Global Multi-Cap Portfolio. Mr. Freeman has more than 25 years of securities business experience.

John Goode, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Value segment of the All Cap and Balanced Portfolios.
Mr. Goode has more than    years of securities business experience.

Peter Hable, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Value segment of the All Cap and Balanced Portfolios.
Mr. Hable has more than    years of securities business experience.

Hersh Cohen, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the Large Cap Growth segment of the Large Cap and Global
Multi-Cap Portfolios. Mr. Cohen has    years of securities business experience.

Jack Cunningham, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the Large Cap Value segment of the Large Cap and Global Multi-Cap
Portfolios. Mr. Cunningham has    years of securities business experience.

Jeffrey Russell, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the International-ADR segment of the Global Multi-Cap Portfolio.
Mr. Russell has    years of securities business experience.

Ellen Cammer, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the Government Securities Management (7-Year) segment of the
Balanced Portfolio. Ms. Cammer has    years of securities business experience.

The Manager will monitor each portfolio's investments to ensure that each portfolio complies with its investment policies. The Manager will also monitor each portfolio's portfolio to ensure that no more than 25% of the portfolio's assets are concentrated in the securities of companies in the same industry.

Management fees

The Manager will be paid advisory fees equal to   % of the All Cap Portfolio's
average daily net assets,   % of the Large Cap Portfolio's average daily net
assets,   % of the Global Multi-Cap Portfolio's average daily net assets and
  % of the Balanced Portfolio's average daily net assets.

Transfer agent and shareholder servicing agent

Travelers Bank & Trust, fsb (formerly known as Citi Fiduciary Trust Company) serves as each portfolio's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as each portfolio's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.

Distribution plan

Each portfolio has adopted a Rule 12b-1 distribution plan for its shares. Under the plans, each portfolio pays a distribution fee of 0.25% of the daily net assets of the portfolio. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

Share Transactions

Availability of shares

Individuals may not purchase shares directly from the portfolios. You should read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the portfolios.

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. The variable insurance products and qualified plans may or may not make investments in all the portfolios described in this prospectus. Shares of the portfolios are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising from the fact that each portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of directors intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted.

The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolios' shareholders. Each portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of each portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. Each portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

.. the New York Stock Exchange is closed;

.. trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for a portfolio to fairly determine the value of its net assets; or

.. as permitted by a Securities and Exchange Commission order in extraordinary circumstances.

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

Dividends, Distributions and Taxes

Taxes

Each portfolio intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify to be taxed as a regulated investment company, each portfolio must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each portfolio is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a portfolio should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in that portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

Share Price

Each portfolio's net asset value is the value of its assets minus its liabilities. Each portfolio calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each portfolio accelerates the calculation of its net asset value to the actual closing time.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a portfolio could change on days when you cannot buy or redeem shares.

Each portfolio generally values its portfolio securities based on market prices or quotations. To the extent a portfolio holds securities denominated in a foreign currency, the portfolio's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security held by a portfolio has been materially affected by events occurring after a foreign exchange closes, the portfolio may price those securities at fair value. Fair value is determined in accordance with procedures approved by the portfolio's board. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, a portfolio constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

 THE SMITH BARNEY MULTIPLE DISCIPLINE ACCOUNT PROSPECTUS

Smith Barney
Multiple Discipline Account Trust

Variable All Cap Portfolio

Variable Large Cap Portfolio

Variable Global Multi-Cap Portfolio

Variable Balanced Portfolio

Each a series of Smith Barney Multiple Discipline Account Trust

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money, Professionally Managed./SM/
--------------------------------------------------------------------------------

SHAREHOLDER REPORTS
Annual and semiannual reports to shareholders provide additional information about each portfolio's investments. These reports discuss the market conditions and investment strategies that significantly affected a fund's performance during its last fiscal year or period.

Each portfolio sends only one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about each portfolio and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about a portfolio or obtain shareholder reports or the statement of additional information (without charge) by contacting Travelers Bank & Trust, fsb at 1-800-451-2010, or by writing to a portfolio at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the portfolios (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a portfolio that is not in this prospectus, you should not rely upon that information. Neither the portfolios nor the distributors are offering to sell shares of the portfolios to any person to whom the portfolios may not lawfully sell their shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-      )

FD          /02

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                  Subject to Completion, dated June 26, 2002

                                 June   , 2002

                      Statement of Additional Information

                Smith Barney Multiple Discipline Account Trust

                       All Cap Fund      Large Cap Fund

                   Global Multi-Cap Fund      Balanced Fund

                  125 Broad Street, New York, New York 10004
                                (800) 451-2010

   This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Multiple Discipline Account Trust (the "MDA Trust" or the "trust") dated
           , 2002 for Class A, Class B, Class L and Class Y shares of the All Cap Fund, Large Cap Fund, Global Multi-Cap Fund and Balanced Fund
(individually, a "fund" and collectively, the "funds"), as amended or supplemented from time to time (collectively the "prospectus"), and should be read in conjunction therewith.

   The MDA Trust currently offers eight investment portfolios, four of which are described herein. The prospectus may be obtained from a Salomon Smith Barney Financial Consultant or a PFS Investments Inc. ("PFS Investments") registered representative, a broker-dealer, financial intermediary, financial institution, (each called a "Service Agent") or by writing or calling the MDA Trust at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

Contents

                                                                    Page
                                                                    ----
        Why Invest in the MDA Trust................................   2
        Trustees and Executive Officers of the MDA Trust...........   2
        Investment Objectives, Management Policies and Risk Factors   6
        Additional Risk Factors....................................  22
        Investment Restrictions....................................  26
        Portfolio Turnover.........................................  28
        Purchase of Shares.........................................  29
        Redemption of Shares.......................................  36
        Exchange Privilege.........................................  39
        Taxes......................................................  41
        Performance................................................  44
        Valuation of Shares........................................  46
        Investment Management and Other Services...................  47
        Additional Information About the Funds.....................  50
        Financial Statements.......................................  52
        Appendix--Ratings of Debt Obligations...................... A-1

                          WHY INVEST IN THE MDA TRUST

   The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The funds are designed to meet the needs of investors who wish to diversify their portfolios among different equity/bond management styles in an attempt to maximize performance. Diversification across multiple equity/bond disciplines can provide another important advantage by potentially reducing a fund's volatility. Diversification does not assure against market loss. The funds may be most appropriate for long-term investors planning for retirement, particularly investors in tax-advantaged retirement accounts including IRAs, 401(k) corporate employee savings plans, 403(b) non-profit organization savings plans, profit-sharing and money-purchase pension plans, and other corporate pension and savings plans.

               TRUSTEES AND EXECUTIVE OFFICERS OF THE MDA TRUST

   Overall responsibility for management and supervision of the trust rests with the trust's Board of Trustees. The Trustees approve all significant agreements between the funds and the companies that furnish services to the funds, including agreements with the funds' distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the funds are delegated to the funds' manager, Smith Barney Fund Management LLC ("SBFM" or the "Manager").

   The names of the Trustees and executive officers of the MDA Trust, together with information as to their principal business occupations during the past five years, are shown below:

                                                                  Number of
                                                                  Investment
                                          Term of                 Companies
                                         Office(1)    Principal    in Fund
                             Position(s) and Length Occupation(s)  Complex
                              Held with   of Time   During Past 5  Overseen  Other Directorships Held
   Name, Address, and Age       Trust      Served       Years     by Trustee        by Trustee
   ----------------------    ----------- ---------- ------------- ---------- ------------------------
NON-INTERESTED
  TRUSTEES
H. John Ellis...............   Trustee   Since 2002    Retired        2       Crystal Downs Country
858 East Crystal Downs Drive                                                  Club; Juno Ocean Club
Frankfort, MI 49635
Age 74

Stephen E. Kaufman..........   Trustee   Since 2002   Attorney        13              None
Stephen E. Kaufman PC Co.
277 Park Avenue
47th Floor
New York, NY 10172
Age 70

Armon E. Kamesar............   Trustee   Since 2002   Chairman,       2        TEC International;
7328 Country Club Drive                                  TEC                   Inter Ocean Systems
LaJolla, CA 92037                                   International               Inc.; California
Age 74                                              (organization                Highway Patrol
                                                      of chief                 Citizens Oversight
                                                    executives);                    Committee
                                                     Trustee, US
                                                     Bankruptcy
                                                        Court

                                                                    Number of
                                            Term of                 Investment
                                           Office(1)                Companies
                                              and      Principal     in Fund       Other
                                            Length   Occupation(s)   Complex   Directorships
                          Position(s) Held  of Time  During Past 5   Overseen     Held by
 Name, Address, and Age      with Trust     Served       Years      by Trustee    Trustee
 ----------------------   ---------------- --------- -------------- ---------- -------------

John J. Murphy...........     Trustee        Since     President,       2        Barclays
123 Prospect Street                          2002        Murphy                International
Ridgewood, NJ 07450                                     Capital                    Funds
Age 58                                                 Management               Group Ltd.
                                                      (investment                   and
                                                      management)               affiliated
                                                                                 companies

INTERESTED TRUSTEES

Heath B. McLendon........     Trustee        Since      Managing       78       SBFM; TIA;
Salomon Smith Barney                         2002     Director of                   The
125 Broad Street, 9th Fl                                Salomon                  Travelers
New York, NY 10004                                       Smith                  Investment
Age 68                                                Barney Inc.               Management
                                                        ("SSB");                 Company;
                                                     President and               Trustee,
                                                      Director of                  Drew
                                                        SBFM and                University;
                                                       Travelers                 Advisory
                                                       Investment                Director,
                                                      Adviser, Inc               M&T Bank
                                                        ("TIA")

R. Jay Gerken............   Trustee and      Since      Managing       21           N/A
Salomon Smith Barney          Chairman       2002     Director of
125 Broad Street, 9th Fl.                                 SSB
New York, NY 10004
Age 51

OFFICERS

Lewis E. Daidone.........   Senior Vice      Since      Managing       N/A          N/A
Salomon Smith Barney         President       2002     Director of
125 Broad Street             and Chief                 SSB; Chief
New York, NY 10004         Administrative              Financial
Age 44                        officer                Officer of the
                                                         Smith
                                                         Barney
                                                         Mutual
                                                         Funds;
                                                      Director and
                                                      Senior Vice
                                                      President of
                                                        SBFM and
                                                          TIA

                                                             Number of
                                      Term of                Investment
                                     Office(1)               Companies
                                        and      Principal    in Fund       Other
                         Position(s)  Length   Occupation(s)  Complex   Directorships
                          Held with   of Time  During Past 5  Overseen     Held by
 Name, Address, and Age     Trust     Served       Years     by Trustee    Trustee
 ----------------------  ----------- --------- ------------- ---------- -------------

Irving David............  Treasurer    Since    Director of     N/A          N/A
Salomon Smith Barney      and Chief    2002         SSB
125 Broad Street          Financial
New York, NY 10004         Officer
Age 40

Christina T. Sydor......  Secretary    Since     Managing       N/A          N/A
Salomon Smith Barney                   2002     Director of
300 First Stamford Place                           SSB;
Stamford, CT 06902                                General
Age 51                                            Counsel
                                                    and
                                                 Secretary
                                                  of SBFM
                                                  and TIA

--------
(1) Each Trustee and Officer serve until his or her respective successor has been duly elected and qualified.

   For the calendar year ended December 31, 2001, the trustees of the funds beneficially owned equity securities of the funds within the dollar ranges presented in the table below:

                                                  Dollar Range
                      Dollar Range  Dollar Range    of Equity   Dollar Range
                        of Equity     of Equity   Securities in   of Equity
                      Securities in Securities in  the Global   Securities in
                       the All Cap  the Large Cap   Multi-Cap   the Balanced
   Name of Trustee        Fund          Fund          Fund          Fund
   ---------------    ------------- ------------- ------------- -------------
   H. John Ellis.....     None          None          None          None
   Stephen E. Kaufman     None          None          None          None
   Armon E. Kamesar..     None          None          None          None
   John Murphy.......     None          None          None          None
   Heath B. McLendon.     None          None          None          None
   R. Jay Gerken.....     None          None          None          None

                                                  Aggregate Dollar Range of
                                                  Equity Securities in All
                                                    Registered Investment
                                                    Companies Overseen by
                                                    Trustee in Family of
    Name of Trustee                                 Investment Companies
    ---------------                               -------------------------
    H. John Ellis................................          $1-$10,000
    Stephen E. Kaufman...........................                None
    Armon E. Kamesar.............................                None
    John Murphy..................................                None
    Heath B. McLendon............................       Over $100,000
    R. Jay Gerken................................                None

   As of December 31, 2001, none of the Independent Trustees, or his or her immediate family members, owned beneficially, or of record, any securities in the manager or principal underwriter of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the funds.

   The trust has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Independent Trustees of the trust, namely Messrs. Ellis, Kaufman, Kamesar and Murphy.

   In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the trust's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the trust, its adviser and affiliates by the independent public accountants.

   The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee will consider nominees recommended by each fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the trust's Secretary.

   The following table shows the compensation paid by the trust and other Smith Barney Mutual Funds to each trustee during the trust's last fiscal year. None of the officers of the trust received any compensation from the trust for such period. The trust does not pay retirement benefits to its trustees and officers. Officers and interested trustees of the trust are compensated by Salomon Smith Barney.

                                 Total Pension or
                                    Retirement                        Number of
                     Aggregate   Benefits Accrued   Compensation   Funds for Which
                    Compensation    As part of     from MDA Trust  Trustee Serves
                      From MDA       Company      and Fund Complex     Within
Name of Person         Trust         Expenses     Paid to Trustees  Fund Complex
--------------      ------------ ---------------- ---------------- ---------------
H. John Ellis*.....      $0             $0            $52,132             2
Stephen E. Kaufman*      $0             $0            $60,900            13
Armon E. Kamesar*..      $0             $0            $51,932             2
John J. Murphy*....      $0             $0            $     0             2
Heath B. McLendon**      $0             $0            $     0            78
R. Jay Gerken**....      $0             $0            $     0            21

--------
*  Designates member of Audit Committee.
** Designates an "interested" Trustee.

   At the end of the year in which they attain age 80, fund trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to fund trustees, together with reasonable out-of-pocket expenses for each meeting attended. Trustees Emeritus may attend meetings but have no voting rights.

   No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $10,000 per annum plus $100 per fund for each meeting attended; in addition, each trustee is paid $100 per telephonic meeting attended. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

   As of       , 2002, the trust's trustees and officers, as a group, owned less than 1% of the outstanding shares of any of the trust's funds.

          INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

   The MDA Trust is an open-end, diversified management investment company. The prospectus discusses the investment objectives of the funds. In pursuing their investment objectives and policies, each fund is permitted to engage in a wide range of investment policies. This section contains supplemental information concerning the types of securities and other instruments in which the funds may invest (and repurchase agreements in which the funds may invest), the investment policies and portfolio strategies the funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the funds will be achieved.

   The Agreement and Declaration of Trust of the MDA Trust permit the Board of Trustees to establish additional series of the MDA Trust from time to time. The investment objectives, policies and restrictions applicable to additional series would be established by the Board of Trustees at the time such series are established and may differ from those set forth in the prospectus and this SAI.

Equity Securities

   Common Stocks. The funds invest primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

   Preferred Stock. The funds may invest in preferred stocks which, like debt obligations, have characteristics similar to fixed-income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

   Foreign Investments. The funds may invest in securities of non-U.S. issuers. Foreign investments include non-dollar denominated securities traded outside the U.S. and dollar-denominated securities traded in the U.S. (such as American Depositary Receipts). Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Since the funds may be investing in securities denominated in currencies other than the U.S. dollar, and since certain funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the fund.

   The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

   Securities held by a fund may not be registered with, nor the issuers thereof be subject to reporting requirements of, the Securities and Exchange Commission (the "SEC"). Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Certain funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

   Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.

   The interest and dividends payable on a fund's foreign securities may be subject to foreign withholding taxes, and the general effect of these taxes will be to reduce the fund's income. Additionally, the operating expenses of a fund can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the fund.

   American, European and Continental Depositary Receipts. The funds may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies evidencing ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs are designed for use in European securities markets.

   Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by a fund in units or attached to securities may be deemed to be without value.

Fixed-Income Securities

   General. Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the funds. The market value of the fixed-income obligations in which the funds may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

   The funds may invest in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody's Investors Service ("Moody's") (Aaa or Aa) or Standard & Poor's Ratings Group ("S&P") (AAA or AA). High grade securities are those rated in the three highest categories by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB). Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make principal and interest payments than is the case with higher grade securities.

   Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

   As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

   While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

   Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

   Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

   Money Market Instruments. Money market instruments include: U.S. government securities; certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

   U.S. Government Securities. U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities include not only direct obligations of the U.S. Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation ("FHLMC"), are mortgage-related securities. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a fund will invest in obligations issued by such an instrumentality only if the manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.

   Mortgage-related Securities. The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

   Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the U.S. government. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the U.S. government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

   Private U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, the funds, consistent with their investment objective and policies, may consider making investments in such new types of securities.

   Foreign Government Securities. Among the foreign government securities in which the funds may invest are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

   Brady Bonds. The funds may invest in Brady bonds which are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multinational institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). Brady bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms including liberalization of trade and foreign investment, privatization of state-owned enterprises and establishing targets for public spending and borrowing.

   Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by S&P or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the manager to be of comparable quality.

   Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. Brady bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which constitute supplemental interest payments but generally are not collateralized. Certain Brady bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds.

   Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a fund, depending upon the principal amount of CDs of each held by the fund) and are subject to Federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

   Obligations of foreign branches of U.S. banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

   Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

   Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

   Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organizations ("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the funds as initial criteria for the selection of portfolio securities, but the funds also will rely upon the independent advice of the manager to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this SAI contains further information concerning the rating categories of NRSROs and their significance.

   Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a fund, but the manager will consider such events in its determination of whether the fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, a fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

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                             INVESTMENT PRACTICES

   In attempting to achieve its investment objective, a fund may employ, among others, the following portfolio strategies.

   Repurchase Agreements. The funds may purchase securities and concurrently enter into repurchase agreements with certain member banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.

   When-issued Securities and Delayed-delivery Transactions. To secure an advantageous price or yield, the funds may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

   Fixed income securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public's perception of the creditworthiness of the issuers. In general, fixed income securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

   In the case of the purchase by a fund of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the fund consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the fund involved. On the settlement date, a fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund's payment obligations).

   Lending of Portfolio Securities. The funds have the ability to lend portfolio securities to brokers, dealers and other financial organizations. A fund will not lend portfolio securities to Salomon Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the fund and is acting as a "finder."

   By lending its securities, a fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the fund must receive at least 102% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the fund's trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

   Short Sales. The funds may from time to time sell securities short. A short sale is a transaction in which the fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

   When a fund makes a short sale, the proceeds it receives from the sale are retained by a broker until the fund replaces the borrowed securities. To deliver the securities to the buyer, the fund must arrange through a broker to borrow the securities and, in so doing, the fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

   A fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

   Short Sales Against the Box. The funds may enter into a short sale of common stock such that when the short position is open the fund involved owns an amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box," will be entered into by a fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the fund delivers the convertible securities to close out its short position. Although prior to delivery a fund will have to pay an amount equal to any dividends paid on the common stock sold short, the fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The fund will deposit, in a segregated account with their custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

   Restricted Securities. The funds may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

   Reverse Repurchase Agreements. The funds may enter into reverse repurchase agreements with banks or broker-dealers. A reverse repurchase agreement involves the sale of a money market instrument held by a fund coupled with an agreement by the fund to repurchase the instrument at a stated price, date and interest payment. The fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

   A fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. Entry into such agreements requires the creation and maintenance of a segregated account with the fund's custodian consisting of U.S. government securities, cash or cash equivalents.

   Leveraging. The funds may from time to time leverage their investments by purchasing securities with borrowed money. A fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the fund's asset coverage drops below 300%, the fund must reduce its outstanding borrowings within three business days so as to restore its asset coverage to the 300% level.

   Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the fund's shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the fund's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate a fund's net investment income in any given period.

                            DERIVATIVE TRANSACTIONS

   Derivative transactions, including the options and futures transactions described below, are used for a number of reasons including: to manage exposure to changes in interest rates, stock and bond prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; to adjust duration; to enhance income; and to protect the value of portfolio securities. Options and futures can be volatile instruments, and involve certain risks. If the manager applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the fund's return. Further losses could also be experienced if the options and futures positions held by a fund were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

   The funds may enter into stock index, interest rate and currency futures contracts (or options thereon, including swaps, caps, collars and floors). The funds may also purchase and sell call and put options, futures and options contracts.

   Options On Securities. The funds may engage in transactions in options on securities, which, depending on the fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

   The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. The funds, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

   Options written by a fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A fund with option-writing authority may write (a) in-the-money call options when the manager expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when the manager expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when the manager expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

   So long as the obligation of a fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. A fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.

   The funds may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options, "knock-out" options, "knock-in" options and "average rate" or "look-back" options. "Spread" options are dependent upon the difference between the price of two securities or futures contracts, "knock-out" options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, "knock-in" options only have value if the price of the underlying asset reaches a trigger level and, "average rate" or "look-back" options are options where, at expiration, the option's strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

   An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The funds with option-writing authority may write options on U.S. or foreign exchanges and in the over-the-counter market.

   A fund may realize a profit or loss upon entering into a closing transaction. In cases in which a fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a fund has purchased an option and engages in a closing sale transaction, whether the fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the fund initially paid for the original option plus the related transaction costs.

   Although a fund generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect a closing transaction in a particular option. If as a covered call option writer a fund is unable to effect closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

   Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund with authority to engage in options transactions and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

   In the case of options written by a fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, a fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

   Additional risks exist with respect to certain of the U.S. government securities for which a fund may write covered call options. If a fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

   Stock Index Options. The funds may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's 100.

   Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

   The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a fund of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

   A fund will engage in stock index options transactions only when determined by the manager to be consistent with the fund's efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

   Currency Transactions. The funds may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A fund that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract A fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates.

   A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a fund may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund may purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

   Transaction hedging is the purchase or sale of forward currency contracts with respect to a specific receivable or payable of the fund generally arising in connection with the purchase or sale of its securities. Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency, except that the funds may utilize forward currency contracts denominated in the European Currency Unit to hedge portfolio security positions when a security or securities are denominated in currencies of member countries in the European Monetary System. If a fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or
(d) depositing into a segregated account with the custodian or a sub-custodian of the fund cash or readily marketable securities in an amount equal to the value of the fund's total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in an account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.

   At or before the maturity of a forward contract, a fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The cost to a fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

   Foreign Currency Options. The funds may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a

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

price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

   A fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a fund's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the fund may purchase put options on the foreign currency. If the value of the currency does decline, the fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

   Futures Contracts. The purpose of the acquisition or sale of a futures contract by a fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a fund, an increase in the value of the futures contracts could only mitigate -- but not totally offset -- the decline in the value of the fund.

   The funds may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the fund and not for purposes of speculation. The ability of the funds to trade in futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company.

   No consideration is paid or received by a fund upon entering into a futures contract. Initially, a fund will be required to deposit with its custodian an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

   Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by a fund is subject to the ability of the manager to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the fund being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

   There is no assurance that an active market will exist for future contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

   If a fund has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the fund has anticipated, the fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

   Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a fund investing in the options.

   Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by the manager as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of the manager are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

   Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a fund's trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the fund could incur losses as a result of those changes.

   Swap Agreements. Among the hedging transactions into which the funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payment of interest, on a notional principal amount from the party selling such interest rate floor.

   The funds may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a fund is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the manager and the fund believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with State Street Bank & Trust Company. If there is a default by the other party to such a transaction, a fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking funds acting both as principals and as agents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

                            ADDITIONAL RISK FACTORS

   Securities of Unseasoned Issuers. Securities in which the funds may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

   Sovereign Debt Obligations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repaying principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

   Brady Bonds. A significant amount of the Brady bonds that the funds may purchase have no or limited collateralization, and a fund will be relying for payment of interest and (except in the case of principal collateralized Brady bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady bonds. In the event of a default on collateralized Brady bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

   Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady bonds and other foreign sovereign debt securities in which the funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

   Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

   Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the U.S. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause such fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund because of subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the U.S.

   Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency--the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios and (ii) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the funds.

   Mortgage-Related Securities. To the extent a fund purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the fund's principal investment to the extent of the premium paid. The fund's yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

   Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the federal securities laws. As a result, a fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the manager believes it desirable to do so. Investments by a fund in illiquid securities are subject to the risk that should the fund desire to sell any of these securities when a ready buyer is not available at a price that the manager deems representative of its value, the value of the fund's net assets could be adversely affected.

   Short Sales. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

   Repurchase Agreements. Repurchase agreements, as utilized by a fund, could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of a fund to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

   Reverse Repurchase Agreements. The funds may engage in reverse repurchase agreement transactions with banks, brokers and other financial institutions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of the securities.

   Lending of Portfolio Securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

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

   When-Issued Securities and Delayed-Delivery Transactions. The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

   Leverage. The funds may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of a fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a fund's shares and in a fund's yield. Although the principal or stated value of such borrowings will be fixed, the fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the fund that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the fund will have to pay in respect thereof, the fund's net income or other gain will be greater than if leverage had not been used.

   Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the fund.

   Indexed Securities. The funds may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

   Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide a fund with the opportunity for higher income, this leveraging practice will increase a fund's exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a fund's net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a fund's net asset value per share to decrease faster than would otherwise be the case.

   Swap Agreements. As one way of managing their exposure to different types of investments, the funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Swap agreements can be highly volatile and may have a considerable impact on a fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

   Floating and Variable Rate Income Securities. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

   Zero Coupon, Discount and Payment-in-Kind Securities. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

   Premium Securities. Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased a fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the fund will recognize a capital loss if it holds such securities to maturity.

   Yankee Bonds. Yankee bonds are U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers. As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

   Master/Feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the funds while investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

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                            INVESTMENT RESTRICTIONS

   The MDA Trust has adopted the following fundamental investment restrictions for the protection of shareholders. Under the 1940 Act, a fundamental policy of a fund may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the fund. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below (other than with respect to (1) below) apply at the time of purchases of securities.

   The investment policies adopted by the MDA Trust prohibit a fund from:

      1. Borrowing money except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

      2. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its fund securities, to the fullest extent permitted under the 1940 Act.

      3. Engaging in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

      4. Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from
   (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

      5. Issuing "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

      6. Purchase any securities which would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

   The funds have also adopted certain non-fundamental investment restrictions that may be changed by the funds' Board of Trustees at any time. Accordingly the funds are prohibited from:

      1. Purchasing securities on margin.

      2. Pledging, hypothecating, mortgaging or otherwise encumbering more than 33 1/3% of the value of a fund's total assets.

      3. Investing in oil, gas or other mineral exploration or development programs.

      4. Purchasing any security if as a result the fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

      5. Making investments for the purpose of exercising control or management.

      6. Purchasing or retaining securities of any company if, to the knowledge of the MDA Trust, any officer or trustee of the MDA Trust or SBFM individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

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                              PORTFOLIO TURNOVER

   Each fund's turnover rate is not expected to exceed [50%] annually. Under certain market conditions, a fund may experience high portfolio turnover as a result of its investment strategies. A fund may purchase or sell securities to:
(a) accommodate purchases and sales of its shares, (b) change the percentages of its assets invested in each of the underlying segments in response to market conditions, and (c) maintain or modify the allocation of its assets among different segments within the percentage limits described in the Prospectus.

                              PURCHASE OF SHARES

Sales Charge Alternatives

   The following Classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

   Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:

                                             Sales    Sales
                                             Charge   Charge  Broker/Dealer
                                            as % of  as % of    Commission
                                            Offering  Amount     as % of
   Amount of Investment                      Price*  Invested Offering Price
   --------------------                     -------- -------- --------------
   Less than $25,000.......................   5.00%    5.26%   4.50%
   $ 25,000--49,999........................   4.25     4.44    3.83
   50,000--99,999..........................   3.75     3.90    3.38
   100,000--249,999........................   3.25     3.36    2.93
   250,000--499,999........................   2.75     2.83    2.48
   500,000--999,999........................   2.00     2.04    1.80
   1,000,000 and over......................    -0-      -0-    Up to 1.00 **

--------
* You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.
** The distributor pays up to 1.00% to Service Agents.

   The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

   Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

   Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2003 purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney funds on June 12, 1998 will not be subject to the 1% initial sales charge.

   Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000.

General

   Investors in Class A, Class B, and Class L shares may open an account by making an initial investment in a fund of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), the minimum initial and subsequent investment requirement for Class A, Class B, and Class L shares and the subsequent investment requirement for all Classes in a fund is $25. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B, and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unit holders who invest distributions from a UIT sponsored by Salomon Smith Barney, directors or trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The funds reserve the right to waive or change minimums, to decline any order to purchase their shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by PFPC Global Fund Services ("PFPC"), a sub-transfer agent, or Primerica Shareholder Services, a sub-transfer agent. Share certificates are issued only upon a shareholder's written request to PFPC.

   Salomon Smith Barney Accounts. Purchases of shares of each fund must be made through a brokerage account maintained with a Service Agent. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the funds through the Travelers Bank & Trust Company, fsb (formerly known as Citi Fiduciary Trust Company) (the "Transfer Agent"). When purchasing shares of a fund, investors must specify whether the purchase is for Class A, Class B, Class L, or Class Y shares. Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC are not subject to a maintenance fee.

   PFS Investments Accounts. The funds offer two Classes of shares to investors purchasing through PFS Investments: Class A shares and Class B shares.

   Initial purchases of shares of each fund must be made through a PFS Investments Registered Representative by completing the appropriate application found in the Prospectus. The completed application should be forwarded to Primerica Shareholder Services, P.O. Box 9662, Providence, RI 02940-9662. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to Primerica Shareholder Services. In processing applications and investments, Primerica Shareholder Services acts as agent for the investor and for PFS Investments and also as agent for PFS Distributors Inc. ("PFS"), in accordance with the terms of the Prospectus. If the Transfer Agent ceases to act as such, a successor company named by the MDA Trust will act in the same capacity so long as the account remains open.

   Shares purchased will be held in the shareholder's account by Primerica Shareholder Services. A shareholder who has insufficient funds to complete any purchase, will be charged a fee of $30 per returned purchase by Primerica Shareholder Services.

   Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts), or $250 for an IRA or a Self-Employed Retirement Plan in a fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the funds is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith
Barney Mutual Funds, and their spouses and children. The funds reserve the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the Transfer Agent or Primerica Shareholder Services prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

   Upon completion of certain automated systems, initial purchases of a fund's shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered Representative must contact Primerica Shareholder Services at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact Primerica Shareholder Services at (800) 544-5445 to obtain proper wire instructions.

   Shareholders who establish telephone transaction authority on their account and supply bank account information will be able to make additions to their accounts at any time. Shareholders should contact Primerica Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow subsequent telephone investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum subsequent telephone investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize Primerica Shareholder Services to transfer funds from the bank account provided for the amount of the purchase. Subsequent investments by telephone may not be available if the shareholder cannot reach Primerica Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the funds' regular subsequent investment procedure described above.

   PFS Investments may pay its Registered Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS Investments. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

   In addition, Class A shares of a fund may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the "Primerica Plan") for its participants, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, if such redemption has occurred no more than 60 days prior to the purchase of shares of the MDA Trust, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account.

   Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. A fund may terminate, or amend the terms of, offering shares of such fund at net asset value to such persons at any time. PFS may pay PFS Investments Registered Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. Contact Primerica Shareholder Services at (800) 544-5445 for further information and appropriate forms.

   An Account Transcript is available at a shareholder's request, which identifies every financial transaction in an account since it has opened. Additional copies of tax forms are also available at the shareholder's request.

   Additional information regarding Primerica Shareholder Services may be obtained by contacting the Client Services Department at (800) 544-5445.

   Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, shareholders can invest at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or PFS Investments. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the MDA Trust or a Service Agent.

Sales Charge Waivers and Reductions

   Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in a fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in a fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; (j) purchases by Section 403(b) or Section 401(a) or (k) accounts associated with Citistreet Retirement Programs; and (k) purchases by 401(k) plans sponsored by Citigroup or its affiliates. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

   Right of Accumulation. Class A shares of a fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of most other Smith Barney Mutual Funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   Letter of Intent--Class A Shares. A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the sales charge table in "Purchase of Shares--Sales Charge Alternatives--Class A Shares" includes (i) all Class A shares of a fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares which paid an initial sales charge previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Service Agent or the Transfer Agent to obtain a Letter of Intent application.

   Letter of Intent--Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. For each of the funds, investors must make an initial minimum purchase of $5,000,000 in Class Y shares of a fund and agree to purchase a total of $15,000,000 of Class Y shares of a fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Service Agent or the Transfer Agent for further information.

   Volume Discounts. The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code, and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (d) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; and (e) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of a fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Service Agent.

Deferred Sales Charge Provisions

   "Deferred Sales Charge Shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

   Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares which are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or
(d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

   Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Salomon Smith Barney Retirement Programs."

           Year Payment Was Made Since Purchase Deferred Sales Charge
           ------------------------------------ ---------------------
                   First.......................         5.00%
                   Second......................         4.00
                   Third.......................         3.00
                   Fourth......................         2.00
                   Fifth.......................         1.00
                   Sixth and thereafter........         0.00

   Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

   In determining the applicability of any deferred sales charge, it will be assumed that redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

   To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

   The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (but, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 and 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of a fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

   Deferred sales charge waivers will be granted subject to confirmation (by a Service Agent or by the Transfer Agent) of the shareholder's status or holdings, as the case may be.

   Salomon Smith Barney Retirement Programs. You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. Each fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

   There are no sales charges when you buy or sell shares and the Class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a Class of shares is chosen, all additional purchases must be of the same Class.

   For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.

   For plans opened prior to March 1, 2000 and for Paychex plans, the Class of shares you may purchase depends on the amount of your initial investment:

      Class A Shares. Class A shares may be purchased by plans investing at least $1 million.

      Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

   If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

   If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

   For more information, call your Service Agent or the Transfer Agent.

   Retirement Programs Opened On or After June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoice(TM) Program, a participating plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

   Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

   Any participating plan in the Smith Barney 401(k) or ExecChoice/TM/ Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) or ExecChoice/TM/ Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

   Participating plans wishing to acquire shares of a fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice/TM/ Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Service Agent.

                             REDEMPTION OF SHARES

   The MDA Trust is required to redeem the shares of each fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

   If a shareholder holds shares in more than one Class, any requests for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the MDA Trust's Transfer Agent receives further instructions from a Service Agent or if the shareholder's account is not with a Service Agent, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances.

   Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

a. Salomon Smith Barney Accounts

   Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Service Agent. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Service Agent or by submitting a written request for redemption to:

      Smith Barney Multiple Discipline Account Trust [Name of Fund] Class A, B, L or Y (please specify)
      c/o PFPC Global Fund Services
      P.O. Box 9699
      Providence, RI 02940-9699

   A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the applicable sub-transfer agent. Any signature required in connection with a redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form. Redemption proceeds will be mailed to the shareholder's address of record.

   The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings), (b) when trading in markets a fund normally utilizes is restricted, or an emergency, as determined by the SEC, exists so that disposal of a fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of a fund's shareholders.

   Telephone Redemption and Exchange Program. Shareholders who do not have a Salomon Smith Barney brokerage account may be eligible to redeem and exchange fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact a sub-transfer agent at (800) 451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, including a signature guarantee, that will be provided by the applicable sub-transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the MDA Trust.)

   Redemptions. Redemption requests of up to $50,000 of any Class or Classes of a fund's shares may be made by eligible shareholders by calling the Transfer Agent at (800) 451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares
(i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

   A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or be a correspondent of a member bank. The MDA Trust reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's fund account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

   Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the Transfer Agent at (800) 451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.

   Additional Information Regarding Telephone Redemption and Exchange
Program. Neither the MDA Trust nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The MDA Trust and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The MDA Trust reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

b. PFS Investments Accounts

   Shareholders may redeem for cash some or all of their shares of a fund at any time by sending a written request in proper form directly to a sub-transfer agent, Primerica Shareholder Services, at P.O. Box 9662, Providence, RI 02940-9662. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact Primerica Shareholder Services at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

   The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change within 30 days or less of the shareholder's redemption request, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

   Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by Primerica Shareholder Services in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. Redemption from a 403(b)(7) account requires completion of a special form. Please call Primerica Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. Eastern time to obtain the proper forms.

   A shareholder may utilize Primerica Shareholder Services Telephone Redemption service to redeem his or her account as long as they have authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline the telephone transaction option on the account application. The telephone redemption option can be used only if: (a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 45 days; (b) the shares to be redeemed are not in certificate form; (c); the person requesting the redemption can provide proper identification information; and (d) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of individual(s) are not eligible for the telephone redemption option. Telephone redemption requests can be made by contacting Primerica Shareholder Services at
(800) 544-5445 between 8:00 a.m. and 8:00 p.m. Eastern time any day that the NYSE is open. Telephone redemption may not be available if the shareholder cannot reach Primerica Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the MDA Trust's regular redemption procedure described above.

   Redemption proceeds can be sent by check to the address of record, by wire transfer to a bank account designated on the application or to a bank account designated on the application via the Automated Clearinghouse (ACH). Primerica Shareholder Services will process and mail a shareholder's redemption check usually within two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two-day air express for an $8 fee that will be deducted from the shareholder's account or by one-day air express for a $15 fee that will be deducted from the shareholder's account.

   Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $ 10,000 and who wish to receive specific amounts of cash of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of a fund. Withdrawals may be made under the Withdrawal Plan by redeeming as many shares of a fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholders' investment in a fund, there will be a reduction in the value of the shareholder's account and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in a fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

   Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the applicable sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund. Withdrawal Plans should be set up with a Service Agent. Shareholders who purchase shares directly through a sub-transfer agent may continue to do so and applications for participation in the Withdrawals Plan must be received by the applicable sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Service Agent.

                              EXCHANGE PRIVILEGE

   Shares of each Class of a fund may be exchanged for shares of the same Class of certain Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

   Class B Exchanges. If a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher deferred sales charge than that imposed by a fund, the exchanged Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

   Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

   Class A and Class Y Exchanges. Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the available Smith Barney Mutual Funds may do so without imposition of any charge.

   Additional Information Regarding the Exchange Privilege. The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

   Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested at a price as described above in shares of the fund being acquired. Salomon Smith Barney and PFS reserve the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

   Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares--Salomon Smith Barney Accounts--Telephone Redemptions and Exchange Program and PFS Investments Accounts." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Taxes", followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired.

   The funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient fund management and, consequently, can be detrimental to a fund and its shareholders. Accordingly, if the fund's management, in its sole discretion, determines that an investor is engaged in excessive trading, the fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Smith Barney Mutual Fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The funds may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the fund will take no other action with respect to the shares until it receives further instructions from the investor. The funds' policy on excessive trading applies to investors who invest in a fund directly or through Service Agents, but does not apply to any systematic investment plans described in the prospectus.

   During times of drastic economic or market conditions, the funds may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase another fund's shares. In such a case, the redemption request would be processed at the fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

                                     TAXES

   General. The following is a summary of certain federal income tax considerations that may affect the MDA Trust and its shareholders. The discussion relates only to federal income tax law as applicable to U.S. citizens. Distributions by a fund also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the federal income tax treatment. The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any fund of the MDA Trust.

Tax Status of the Funds

   Each fund will be treated as a separate taxable entity for federal income tax purposes. Each fund intends to continue to qualify separately each year as a "regulated investment company" under the Code. A qualified fund will not be liable for federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to its shareholders, provided such fund distributes at least 90% of the sum of its net investment income and any excess of its net short-term capital gain over its net long-term capital loss.

   Each fund intends to accrue dividend income for federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a fund as taxable income.

   If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a fund failed to qualify as a regulated investment company for a period of more than two taxable years, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

   Dividends and Distributions. The funds declare and pay annual dividends from net investment income. Dividends from net realized capital gains, if any, in each of the separate fund will be distributed annually. Each separate fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and realized capital gains in order to avoid a federal excise tax liability.

   If a shareholder does not otherwise instruct, dividends and capital gain distributions will automatically be reinvested in additional shares of the same Class at net asset value, with no additional sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his or her Service Agent. Shareholders whose accounts are held directly by a sub-transfer agent should notify the applicable sub-transfer agent in writing, requesting a change to this automatic reinvestment option.

   Tax Treatment of Shareholders. Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Shareholders will be informed of the portion of dividends that so qualify.

   The dividends received deduction is reduced to the extent the shares of the corporation paying the dividend, the shares of the fund receiving the dividends are treated as debt-financed under federal income tax law and is eliminated if either the shares of the corporation paying the dividend, or the shares of the fund receiving the dividends are deemed to have been held by the fund or the shareholders, as the case may be, for less than a minimum period, generally 46 days, during a prescribed period with respect to each dividend.

   Distributions of net realized capital gain designated by a fund as capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the fund have been held by the shareholder. Distributions of capital gain, whether long-term or short-term, are not eligible for the dividends-received deduction. Dividends (including capital gain dividends) declared by a fund in October, November or December of any calendar year to shareholders of record on a date in such a month will be deemed to have been received by shareholders on December 31 of that calendar year, provided that the dividend is actually paid by the fund during January of the following calendar year.

   All dividends are taxable to a shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the amount of cash they would have received had they elected to receive cash, divided by the number of shares received. Shareholders will be notified annually as to the federal tax status of distributions.

   Distributions by a fund reduce the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless generally would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution but the distribution generally would be taxable to him or her.

   Upon redemption, sale or exchange of his shares, a shareholder will generally realize a taxable gain or loss depending upon his basis for his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the redemption of shares of a fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A gain realized on a redemption, sale or exchange will not be affected by a reacquisition of shares, except as described in the next paragraph. A loss realized on a redemption, sale or exchange, however, will be disallowed to the extent the shares disposed of are replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

   If a shareholder (a) incurs a sales charge in acquiring shares of a fund,
(b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the subsequent acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

   Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a "backup withholding tax" with respect to (a) any dividends and distributions and (b) any proceeds of any redemption of shares of a fund. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

   Other Taxation. Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

                                  PERFORMANCE

   From time to time, the MDA Trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The MDA Trust may include comparative performance information in advertising or marketing the fund's shares. These figures are based on historical earnings and are not intended to indicate future performance. Such performance information may include data from the following industry and financial publications:
Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Yield

   A fund's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

                         YIELD = 2[(a - b + 1)/6/ - 1]

                                      cd

where

      a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement)
       c = the average daily number of shares outstanding during the period that were entitled to receive dividends
      d = the maximum offering price per share on the last day of the period

   For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

   Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in fund instruments producing lower yields than the balance of the fund's investments, thereby reducing the current yield of the fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

   "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(1 + T)/n /= ERV, where:

P   =   a hypothetical initial payment of $1,000
T   =   average annual total return
n   =   number of years
ERV =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a l-, 5-
        or 10-year period at the end of the l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A Class' total return figures calculated in accordance with the above formula assume that the maximum applicable initial sales charge or maximum applicable deferred sales charge, as the case may be, has been deducted from the hypothetical $1,000 initial investment at the time of purchase or redemption, as applicable.

Average Annual Total Return (After Taxes on Distributions)

   From time to time the fund may include after-tax performance information in advertisements. To the extent the fund includes such information, it will be computed according to the following formulas:

   P(1 + T)/n /= ATV\\D\\

Where: P        =   a hypothetical initial payment of $1,000.
       T        =   average annual total return (after taxes on distributions).
       n        =   number of years.
       ATV\\D\\ =   ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-
                    or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

Average Annual Total Return (After Taxes on Distributions and Redemptions)

   P(1 + T)/n /= ATV\\DR\\

Where: P         =   a hypothetical initial payment of $1,000.
       T         =   average annual total return (after taxes on distributions and redemption).
       n         =   number of years.
       ATV\\DR\\ =   ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-
                     or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption.

                              VALUATION OF SHARES

   The net asset value of each fund's Classes of shares will be determined on any day that the New York Stock Exchange (the "NYSE") is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

   Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by each fund in valuing its assets.

   Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the MDA Trust's Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

                   INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager

   SBFM acts as investment manager to the funds pursuant to a separate Investment Advisory and Administration Agreement for each fund (each an "Agreement" and collectively, the "Agreements"). SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") and Holdings is a wholly owned subsidiary of Citigroup.

   Pursuant to each fund's Agreement, SBFM will provide supervision of that fund's investments and determine from time to time the investments or securities that will be purchased, retained or sold by the fund. SBFM will determine the percentage of a fund's assets invested from time to time in (i) each underlying segment pursuant to the investment objective and policies of the fund as set forth in the prospectus forming part of the Registration Statement and (ii) repurchase agreements.

   SBFM maintains books and records with respect to the fund's investment transactions and such other books and records required to be maintained by SBFM pursuant to the 1940 Act and SBFM will render to the Board such periodic and special reports as the Board may reasonably request. SBFM agrees that all books and records that it maintains for the funds are the property of the trust and it will surrender promptly to the trust on behalf of a fund any of such books and records upon the trust's request.

   SBFM will (i) maintain office facilities for the trust, (ii) furnish the funds with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the trust and the funds, (iii) prepare reports to each fund's shareholders and (iv) prepare tax returns, reports to and filings with the SEC and state Blue Sky authorities. SBFM will bear all of the expenses of its employees and overhead in connection with its duties under each Agreement.

   For the services provided and the expenses assumed pursuant to the Agreements, each fund will pay to SBFM out of its assets a monthly fee in
arrears equal to     % per annum of its average daily net assets during the
month. All other expenses not specifically assumed by SBFM under the Agreements on behalf of a fund are borne by the trust. Expenses payable by the trust include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the trust) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and trustees' meetings, filing fees and expenses relating to the registration and qualification of the trust's shares and the trust under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the trust's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of trustees and fees of trustees who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incidental to the trust's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each fund and general corporate expenses are allocated on the basis of relative net assets.

   Each Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the trust's Board of Trustees or by a majority of the outstanding voting securities of a fund, and in either event, by a majority of the Independent Trustees of the trust's Board with such Independent Trustees casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares. In approving each Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services to be provided and any additional benefits to be received by the manager or its affiliates in connection with providing services to the trust, compared the fees charged by the manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the manager with respect to the trust.

Specifically, the Board noted benefits potentially accruing to the manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager, as well as the manager's research arrangements with broker-dealers who execute transactions on behalf of a fund. After requesting and reviewing such information as they deemed necessary, the Board concluded that each Agreement was in the best interests of the funds and their shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining to approve each Agreement with the manager. The Independent Trustees were advised by separate independent legal counsel throughout the process. The trust, on behalf of a fund, or SBFM may terminate an Agreement on sixty days' written notice without penalty. An Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

   SBFM also acts as investment manager to numerous other open-end investment companies. Salomon Smith Barney also advises profit-sharing and pension accounts. Salomon Smith Barney and its affiliates may in the future act as investment managers for other accounts.

Code of Ethics

   Pursuant to Rule 17j-1 of the 1940 Act, the trust, the manager and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the trust. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

   A copy of the fund's Code of Ethics is on file with the Securities and Exchange Commission.

Distributors

   Distributors. Salomon Smith Barney, located at 388 Greenwich Street, New York, NY 10013 and PFS, located at 3120 Breckinridge Boulevard, Duluth, GA 30099, serve as the trust's distributors pursuant to written agreements (the "Distribution Agreements") which were approved by the trust's Board of Trustees, including a majority of the Independent Trustees.

   The distributors may be deemed to be underwriters for purposes of the Securities Act of 1933. From time to time, the distributors or their affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered Representatives that sell shares of each fund.

   Salomon Smith Barney has entered into a selling agreement with PFS and PFS has entered into an agreement with PFS Investments giving PFS Investments the right to sell shares of each fund of the trust on behalf of PFS. Each distributor's obligation is an agency or "best efforts" arrangement under which each distributor is required to take and pay only for such shares of each fund as may be sold to the public. Neither distributor is obligated to sell any stated number of shares. The Distribution Agreements are renewable from year to year if approved (a) by the trustees or by a vote of a majority of the trust's outstanding voting securities, and (b) by the affirmative vote of a majority of trustees who are not parties to the Distribution Agreements or interested persons of any party by votes cast in person at a meeting called for such purpose. The Distribution Agreements provide that they will terminate if assigned, and that they may be terminated without penalty by either party on 60 days' written notice.

   Distribution Arrangements. To compensate each of Salomon Smith Barney and PFS Investments for the service it provides and for the expenses it bears, each fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Salomon Smith Barney is paid a fee with respect to shares of each fund sold through Salomon Smith Barney; and PFS Investments is paid a fee with respect to shares (Classes A and B) of each fund sold through PFS. Under the Plan, each fund pays Salomon Smith Barney or PFS Investments (who pays its Registered Representatives), as the case may be, a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. The service fee is primarily used to pay Salomon Smith Barney Financial Consultants and PFS Investments Representatives for servicing shareholder accounts. In addition, each fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L (and pays PFS Investments with respect to Class B shares) to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Salomon Smith Barney Financial Consultants, PFS Investments Representatives, and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Salomon Smith Barney and PFS Investments associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses.

   Payments under each Plan are not tied exclusively to the distribution and shareholder services expenses actually incurred by Salomon Smith Barney or PFS Investments and the payments may exceed distribution expenses actually incurred. The trust's Board of Trustees will evaluate the appropriateness of each Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Salomon Smith Barney and PFS Investments and amounts received under the Plan and proceeds of the deferred sales charges.

   Each of PFS and Salomon Smith Barney will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by Salomon Smith Barney and PFS are distribution expenses within the meaning of the Plans and may be paid from amounts received by Salomon Smith Barney from the MDA Trust under the Plans.

   From time to time, PFS Investments or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Representatives that sell shares of each fund.

   Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the MDA Trust's Board of Trustees, including a majority of the Independent Trustees. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Trustees and Independent Trustees in the manner described above. The Plan may be terminated with respect to a Class of a fund at any time, without penalty, by the vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney and PFS Investments will provide the MDA Trust's Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

   General. Actual distribution expenses for Class B shares of each fund for any given year may exceed the fees received pursuant to the Plan and will be carried forward and paid by each fund in future years so long as the Plan is in effect. Interest is accrued monthly on such carry forward amounts at a rate comparable to that paid by Salomon Smith Barney for bank borrowings. The MDA Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including amounts received under the Plan and proceeds of the deferred sales charge.

                    ADDITIONAL INFORMATION ABOUT THE FUNDS

   Fund History. The MDA Trust is an open-end management investment company. The MDA Trust was organized in 2002 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The MDA Trust is "diversified" within the meaning of the 1940 Act.

   Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the trust. However, the trust's Master Trust Agreement disclaims shareholder liability for acts or obligations of the trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or a Trustee. The Trust Instrument provides for indemnification from the trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the trust would be unable to meet its obligations, a possibility that the manager believes is remote and immaterial. Upon payment of any liability incurred by the trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the trust. The Trustees intend to conduct the operations of the trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the trust.

   All shareholders of the trust in each series, upon liquidation, will participate ratably in the trust's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees of the trust. Shares are transferable but have no preemptive, conversion or subscription rights.

   Custodian. Portfolio securities and cash owned by the MDA Trust are held in the custody of State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110.

   Counsel. Willkie Farr & Gallagher serves as counsel to the MDA Trust. The Trustees who are not "interested persons" of the trust have selected Stroock & Stroock & Lavan LLP to serve as their legal counsel.

   Auditors. KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as independent auditors for the MDA Trust.

   Transfer Agent. Travelers Bank & Trust Company, fsb (formerly known as Citi Fiduciary Trust Company), located at 125 Broad Street, New York, New York 10004, serves as the trust's transfer and dividend-paying agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust, distributes dividends and distributions payable by the trust and produces statements with respect to account activity for the trust and its shareholders. For these services, the Transfer Agent receives fees from the trust computed on the basis of the number of shareholder accounts that the Transfer Agent maintains for the trust during the month and is reimbursed for out-of-pocket expenses.

   Sub-Transfer Agent. PFPC Global Fund Services, located at P.O. Box 9699, Providence, RI 02940-9699, serves as one of the trust's sub-transfer agents. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

   The trust has also engaged the services of Primerica Shareholder Services as a sub-transfer agent for PFS Investment Accounts. This sub-transfer agent is located at P.O. Box 9662, Providence, RI 02940-9662.

   Minimum Account Size. The MDA Trust reserves the right to involuntarily liquidate any shareholder's account in a fund if the aggregate net asset value of the shares held in that fund account is less than $500. (If a shareholder has more than one account in a fund, each account must satisfy the minimum account size.) The MDA Trust, however, will not redeem shares based solely on market reductions in net asset value. Before the MDA Trust exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

   Voting. Each share of a fund represents an equal proportionate interest in that fund with each other share of the same fund and is entitled to such dividends and distributions out of the net income of that fund as are declared in the discretion of the Trustees. Shareowners are entitled to one vote for each share held and will vote by individual fund except to the extent required by the 1940 Act. The MDA Trust is not required to hold annual shareowner meetings, although special meetings may be called for MDA Trust as a whole, or a specific fund, for purposes such as electing or removing Trustees, changing fundamental policies or approving a management contract.

                             FINANCIAL STATEMENTS

   The trust's financial statement follows the Report of Independent Auditors.

                               OTHER INFORMATION

  Styles of Fund Management:

   Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

   That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

      Classic Series--our portfolio manager driven funds

      Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

      Premier Selections Series--our best ideas, concentrated funds

      We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

      Research Series--driven by exhaustive fundamental securities analysis

      Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management (CGAM) colleagues, our Research funds focus on well-defined industries, sectors and trends.

      Style Pure Series--our solution to funds that stray

      Our Style Pure Series funds are the building blocks of asset allocation. Other than maintaining minimal cash or under extraordinary market conditions, Style Pure Series funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

                     APPENDIX--RATINGS OF DEBT OBLIGATIONS

Bond (and Note) Ratings

Moody's Investors Services, Inc.

   Aaa--Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa--Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

   A--Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

   Baa--Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds which are rated "C" are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Con (. .)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

   Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

   Standard & Poor's Ratings Group

   AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

   AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

   A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

   BB, B, CCC, CC, C--Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

   Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

   L--The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

   + Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

   * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

   NR--Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                           COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

   Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

   A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

   A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

 The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                  Subject to Completion, dated June 26, 2002

                                 June   , 2002

                      Statement of Additional Information

                Smith Barney Multiple Discipline Account Trust

         Variable All Cap Portfolio      Variable Large Cap Portfolio

     Variable Global Multi-Cap Portfolio      Variable Balanced Portfolio

                  125 Broad Street, New York, New York 10004
                                (800) 451-2010

   This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Multiple Discipline Account Trust (the "MDA Trust" or the "trust") dated
      , 2002 for the Variable All Cap Portfolio, Variable Large Cap Portfolio, Variable Global Multi-Cap Portfolio and Variable Balanced Portfolio (individually, a "portfolio" and collectively, the "portfolios"), as amended or supplemented from time to time (collectively the "prospectus"), and should be read in conjunction therewith.

   The MDA Trust currently offers eight investment portfolios, four of which are described herein. The prospectus may be obtained from designated insurance companies offering separate accounts ("separate accounts") which fund certain variable annuity and variable life insurance contracts (each, a "contract") and qualified pension and retirement plans or by writing or calling the MDA Trust at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

CONTENTS

                                                                       Page
                                                                       ----
     Why Invest in the MDA Trust......................................   2
     Trustees and Executive Officers of the MDA Trust.................   2
     Investment Objectives, Management Policies and Risk Factors......   6
     Additional Risk Factors..........................................  25
     Investment Restrictions..........................................  30
     Portfolio Turnover...............................................  32
     Purchase of Shares...............................................  32
     Redemption of Shares.............................................  32
     Taxes............................................................  32
     Performance......................................................  34
     Valuation of Shares..............................................  35
     Investment Management and Other Services.........................  35
     Additional Information About the Portfolios......................  37
     Financial Statements.............................................  39
     Appendix--Ratings of Debt Obligations............................ A-1

                          WHY INVEST IN THE MDA TRUST

   The proliferation of mutual portfolios over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual portfolio reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The portfolios are designed to meet the needs of investors who wish to diversify their portfolios among different equity/bond management styles in an attempt to maximize performance. Diversification across multiple equity/bond disciplines can provide another important advantage by potentially reducing a portfolio's volatility. Diversification does not assure against market loss.

               TRUSTEES AND EXECUTIVE OFFICERS OF THE MDA TRUST

   Overall responsibility for management and supervision of the trust rests with the trust's Board of Trustees. The Trustees approve all significant agreements between the portfolios and the companies that furnish services to the portfolios, including agreements with the portfolios' distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the portfolios are delegated to the portfolios' manager, Smith Barney Fund Management LLC ("SBFM" or the "Manager").

   The names of the Trustees and executive officers of the MDA Trust, together with information as to their principal business occupations during the past five years, are shown below:

                                                                      Number of
                                                                      Investment
                                             Term of                  Companies
                                            Office(1)    Principal   in Portfolio
                                            and Length Occupation(s)   Complex
                           Position(s) Held  of Time   During Past 5   Overseen   Other Directorships Held
  Name, Address, and Age      with Trust      Served       Years      by Trustee         by Trustee
  ----------------------   ---------------- ---------- ------------- ------------ ------------------------
NON-INTERESTED
  TRUSTEES
H. John Ellis.............     Trustee      Since 2002    Retired         2        Crystal Downs Country
858 East Crystal Downs                                                             Club; Juno Ocean Club
  Drive
Frankfort, MI 49635 Age 74

Stephen E. Kaufman........     Trustee      Since 2002   Attorney         13               None
Stephen E. Kaufman PC Co.
277 Park Avenue
47th Floor
New York, NY 10172
Age 70

Armon E. Kamesar..........     Trustee      Since 2002   Chairman,        2         TEC International;
7328 Country Club Drive                                     TEC                     Inter Ocean Systems
LaJolla, CA 92037                                      International                 Inc.; California
Age 74                                                 (organization                  Highway Patrol
                                                         of chief                   Citizens Oversight
                                                       executives);                      Committee
                                                        Trustee, US
                                                        Bankruptcy
                                                           Court

                                                                      Number of
                                                                      Investment
                                            Term of                   Companies
                                           Office(1)    Principal    in Portfolio
                                           and Length Occupation(s)    Complex
                          Position(s) Held  of Time   During Past 5    Overseen   Other Directorships Held
 Name, Address, and Age      with Trust      Served       Years       by Trustee         by Trustee
 ----------------------   ---------------- ---------- -------------- ------------ ------------------------

John J. Murphy...........     Trustee      Since 2002   President,        2              Barclays
123 Prospect Street                                       Murphy                       International
Ridgewood, NJ 07450                                      Capital                   Portfolios Group Ltd.
Age 58                                                  Management                    and affiliated
                                                       (investment                       companies
                                                       management)

INTERESTED TRUSTEES

Heath B. McLendon........     Trustee      Since 2002    Managing        78             SBFM; TIA;
Salomon Smith Barney                                   Director of                     The Travelers
125 Broad Street, 9th Fl                                 Salomon                        Investment
New York, NY 10004                                        Smith                         Management
Age 68                                                 Barney Inc.                   Company; Trustee,
                                                         ("SSB");                    Drew University;
                                                      President and                 Advisory Director,
                                                       Director of                       M&T Bank
                                                         SBFM and
                                                        Travelers
                                                        Investment
                                                       Adviser, Inc
                                                         ("TIA")

R. Jay Gerken............   Trustee and    Since 2002    Managing        21                 N/A
Salomon Smith Barney          Chairman                 Director of
125 Broad Street, 9th Fl.                                  SSB
New York, NY 10004
Age 51

OFFICERS

Lewis E. Daidone.........   Senior Vice    Since 2002    Managing        N/A                N/A
Salomon Smith Barney       President and               Director of
125 Broad Street               Chief                    SSB; Chief
New York, NY 10004         Administrative               Financial
Age 44                        officer                 Officer of the
                                                          Smith
                                                          Barney
                                                          Mutual
                                                       Portfolios;
                                                       Director and
                                                       Senior Vice
                                                       President of
                                                         SBFM and
                                                           TIA

Irving David.............  Treasurer and   Since 2002  Director of       N/A                N/A
Salomon Smith Barney           Chief                       SSB
125 Broad Street             Financial
New York, NY 10004            Officer
Age 40

Christina T. Sydor.......    Secretary     Since 2002    Managing        N/A                N/A
Salomon Smith Barney                                   Director of
300 First Stamford Place                                   SSB;
Stamford, CT 06902                                       General
Age 51                                                 Counsel and
                                                       Secretary of
                                                         SBFM and
                                                           TIA

--------
(1) Each Trustee and Officer serve until his or her respective successor has been duly elected and qualified.

   For the calendar year ended December 31, 2001, the trustees of the portfolios beneficially owned equity securities of the portfolios within the dollar ranges presented in the table below:

                                               Dollar Range of               Aggregate Dollar Range of
                   Dollar Range  Dollar Range      Equity      Dollar Range  Equity Securities in All
                     of Equity     of Equity    Securities in    of Equity     Registered Investment
                   Securities in Securities in   the Global    Securities in   Companies Overseen by
                    the All Cap  the Large Cap    Multi-Cap    the Balanced    Trustee in Family of
Name of Trustee      Portfolio     Portfolio      Portfolio      Portfolio     Investment Companies
---------------    ------------- ------------- --------------- ------------- -------------------------
H. John Ellis.....     None          None           None           None            $1-$10,000
Stephen E. Kaufman     None          None           None           None            None
Armon E. Kamesar..     None          None           None           None            None
John Murphy.......     None          None           None           None            None
Heath B. McLendon.     None          None           None           None            Over $100,000
R. Jay Gerken.....     None          None           None           None            None

   As of December 31, 2001, none of the Independent Trustees, or his or her immediate family members, owned beneficially, or of record, any securities in the manager or principal underwriter of the portfolios, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the portfolios.

   The trust has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Independent Trustees of the trust, namely Messrs. Ellis, Kaufman, Kamesar and Murphy.

   In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the trust's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the trust, its adviser and affiliates by the independent public accountants.

   The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee will consider nominees recommended by each portfolio's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the trust's Secretary.

   The following table shows the compensation paid by the trust and other Smith Barney Mutual Portfolios to each trustee during the trust's last fiscal year. None of the officers of the trust received any compensation from the trust for such period. The trust does not pay retirement benefits to its trustees and officers. Officers and interested trustees of the trust are compensated by Salomon Smith Barney.

                                 Total Pension or
                                    Retirement                       Number of
                     Aggregate   Benefits Accrued   Compensation   Portfolios for
                    Compensation    As part of     from MDA Trust  Which Trustee
                      From MDA       Company      and Fund Complex Serves Within
Name of Person         Trust         Expenses     Paid to Trustees  Fund Complex
--------------      ------------ ---------------- ---------------- --------------
H. John Ellis*.....      $0             $0            $52,132             2
Stephen E. Kaufman*      $0             $0            $60,900            13
Armon E. Kamesar*..      $0             $0            $51,932             2
John J. Murphy*....      $0             $0                 $0             2
Heath B. McLendon**      $0             $0                 $0            78
R. Jay Gerken**....      $0             $0                 $0            21

--------
*  Designates member of Audit Committee.
** Designates an "interested" Trustee.

   At the end of the year in which they attain age 80, the trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the trustees, together with reasonable out-of-pocket expenses for each meeting attended. Trustees Emeritus may attend meetings but have no voting rights.

   No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $10,000 per annum plus $100 per portfolio for each meeting attended; in addition, each trustee is paid $100 per telephonic meeting attended. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

   As of           , 2002, the trust's trustees and officers, as a group, owned less than 1% of the outstanding shares of any of the trust's portfolios.

          INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

   The MDA Trust is an open-end, diversified management investment company. The prospectus discusses the investment objectives of the portfolios. In pursuing their investment objectives and policies, each portfolio is permitted to engage in a wide range of investment policies. This section contains supplemental information concerning the types of securities and other instruments in which the portfolios may invest (and repurchase agreements in which the portfolios may invest), the investment policies and portfolio strategies the portfolios may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the portfolios will be achieved.

   The Agreement and Declaration of Trust of the MDA Trust permit the Board of Trustees to establish additional series of the MDA Trust from time to time. The investment objectives, policies and restrictions applicable to additional series would be established by the Board of Trustees at the time such series are established and may differ from those set forth in the prospectus and this SAI.

                               EQUITY SECURITIES

   Common Stocks. The portfolios invest primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

   Preferred Stock. The portfolios may invest in preferred stocks which, like debt obligations, have characteristics similar to fixed-income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

   Foreign Investments. The portfolios may invest in securities of non-U.S. issuers. Foreign investments include non-dollar denominated securities traded outside the U.S. and dollar-denominated securities traded in the U.S. (such as American Depositary Receipts). Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Since the portfolios may be investing in securities denominated in currencies other than the U.S. dollar, and since certain portfolios may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the portfolios may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the portfolio.

   The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

   Securities held by a portfolio may not be registered with, nor the issuers thereof be subject to reporting requirements of, the Securities and Exchange Commission (the "SEC"). Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the portfolio, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Certain portfolios may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

   Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.

   The interest and dividends payable on a portfolio's foreign securities may be subject to foreign withholding taxes, and the general effect of these taxes will be to reduce the portfolio's income. Additionally, the operating expenses of a portfolio can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the portfolio, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the portfolio.

   American, European and Continental Depositary Receipts. The portfolios may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies evidencing ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs are designed for use in European securities markets.

   Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by a portfolio in units or attached to securities may be deemed to be without value.

                            FIXED-INCOME SECURITIES

   General. Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the portfolios. The market value of the fixed-income obligations in which the portfolios may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

   The portfolios may invest in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody's Investors Service ("Moody's") (Aaa or Aa) or Standard & Poor's Ratings Group ("S&P") (AAA or AA). High grade securities are those rated in the three highest categories by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB). Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make principal and interest payments than is the case with higher grade securities.

   Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

   As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

   While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

   Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

   Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

   Money Market Instruments. Money market instruments include: U.S. government securities; certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

   U.S. Government Securities. U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities include not only direct obligations of the U.S. Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation ("FHLMC"), are mortgage-related securities. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a portfolio will invest in obligations issued by such an instrumentality only if the manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the portfolio.

   Mortgage-related Securities. The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

   Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the U.S. government. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the U.S. government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

   Private U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, the portfolios, consistent with their investment objective and policies, may consider making investments in such new types of securities.

   Foreign Government Securities. Among the foreign government securities in which the portfolios may invest are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

   Brady Bonds. The portfolios may invest in Brady bonds which are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multinational institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Portfolio (the "IMF"). Brady bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms including liberalization of trade and foreign investment, privatization of state-owned enterprises and establishing targets for public spending and borrowing.

   Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by S&P or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the manager to be of comparable quality.

   Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. Brady bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which constitute supplemental interest payments but generally are not collateralized. Certain Brady bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds.

   Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a portfolio, depending upon the principal amount of CDs of each held by the portfolio) and are subject to Federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

   Obligations of foreign branches of U.S. banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

   Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

   Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the portfolios, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

   Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organizations ("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the portfolios as initial criteria for the selection of portfolio securities, but the portfolios also will rely upon the independent advice of the manager to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this SAI contains further information concerning the rating categories of NRSROs and their significance.

   Subsequent to its purchase by a portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a portfolio, but the manager will consider such events in its determination of whether the portfolio should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, a portfolio will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

                             INVESTMENT PRACTICES

   In attempting to achieve its investment objective, a portfolio may employ, among others, the following portfolio strategies.

   Repurchase Agreements. The portfolios may purchase securities and concurrently enter into repurchase agreements with certain member banks which are the issuers of instruments acceptable for purchase by the portfolio and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.

   When-issued Securities and Delayed-delivery Transactions. To secure an advantageous price or yield, the portfolios may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a portfolio prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a portfolio will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

   Fixed income securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public's perception of the creditworthiness of the issuers. In general, fixed income securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

   In the case of the purchase by a portfolio of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the portfolio consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the portfolio involved. On the settlement date, a portfolio will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the portfolio's payment obligations).

   Lending of Portfolio Securities. The portfolios have the ability to lend portfolio securities to brokers, dealers and other financial organizations. A portfolio will not lend portfolio securities to Salomon Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the portfolio and is acting as a "finder."

   By lending its securities, a portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A portfolio will comply with the following conditions whenever its portfolio securities are loaned: (a) the portfolio must receive at least 102% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the portfolio must be able to terminate the loan at any time; (d) the portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the portfolio's trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

   Short Sales. The portfolios may from time to time sell securities short. A short sale is a transaction in which the portfolio sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

   When a portfolio makes a short sale, the proceeds it receives from the sale are retained by a broker until the portfolio replaces the borrowed securities. To deliver the securities to the buyer, the portfolio must arrange through a broker to borrow the securities and, in so doing, the portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

   A portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the portfolio will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the

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

market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the portfolio will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

   Short Sales Against the Box. The portfolios may enter into a short sale of common stock such that when the short position is open the portfolio involved owns an amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box," will be entered into by a portfolio for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the portfolio delivers the convertible securities to close out its short position. Although prior to delivery a portfolio will have to pay an amount equal to any dividends paid on the common stock sold short, the portfolio will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The portfolio will deposit, in a segregated account with their custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

   Restricted Securities. The portfolios may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

   Reverse Repurchase Agreements. The portfolios may enter into reverse repurchase agreements with banks or broker-dealers. A reverse repurchase agreement involves the sale of a money market instrument held by a portfolio coupled with an agreement by the portfolio to repurchase the instrument at a stated price, date and interest payment. The portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

   A portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. Entry into such agreements requires the creation and maintenance of a segregated account with the portfolio's custodian consisting of U.S. government securities, cash or cash equivalents.

   Leveraging. The portfolios may from time to time leverage their investments by purchasing securities with borrowed money. A portfolio is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the portfolio's asset coverage drops below 300%, the portfolio must reduce its outstanding borrowings within three business days so as to restore its asset coverage to the 300% level.

   Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the portfolio's shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the portfolio's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate a portfolio's net investment income in any given period.

                            DERIVATIVE TRANSACTIONS

   Derivative transactions, including the options and futures transactions described below, are used for a number of reasons including: to manage exposure to changes in interest rates, stock and bond prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; to adjust duration; to enhance income; and to protect the value of portfolio securities. Options and futures can be volatile instruments, and involve certain risks. If the manager applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the portfolio's return. Further losses could also be experienced if the options and futures positions held by a portfolio were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

   The portfolios may enter into stock index, interest rate and currency futures contracts (or options thereon, including swaps, caps, collars and floors). The portfolios may also purchase and sell call and put options, futures and options contracts.

   Options On Securities. The portfolios may engage in transactions in options on securities, which, depending on the portfolio, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

   The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. The portfolios, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected) . Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

   Options written by a portfolio normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A portfolio with option-writing authority may write (a) in-the-money call options when the manager expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when the manager expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when the manager expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

   So long as the obligation of a portfolio as the writer of an option continues, the portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the portfolio to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the portfolio effects a closing purchase transaction. A portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.

   The portfolios may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options, "knock-out" options, "knock-in" options and "average rate" or "look-back" options. "Spread" options are dependent upon the difference between the price of two securities or futures contracts, "knock-out" options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, "knock-in" options only have value if the price of the underlying asset reaches a trigger level and, "average rate" or "look-back" options are options where, at expiration, the option's strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

   An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The portfolios with option-writing authority may write options on U.S. or foreign exchanges and in the over-the-counter market.

   A portfolio may realize a profit or loss upon entering into a closing transaction. In cases in which a portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a portfolio has purchased an option and engages in a closing sale transaction, whether the portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the portfolio initially paid for the original option plus the related transaction costs.

   Although a portfolio generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect a closing transaction in a particular option. If as a covered call option writer a portfolio is unable to effect closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

   Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the portfolio with authority to engage in options transactions and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

   In the case of options written by a portfolio that are deemed covered by virtue of the portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the portfolio has written options may exceed the time within which the portfolio must make delivery in accordance with an exercise notice. In these instances, a portfolio may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the portfolio will not bear any market risk because the portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

   Additional risks exist with respect to certain of the U.S. government securities for which a portfolio may write covered call options. If a portfolio writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

   Stock Index Options. The portfolios may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's 100.

   Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

   The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a portfolio of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

   A portfolio will engage in stock index options transactions only when determined by the manager to be consistent with the portfolio's efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a portfolio writes an option on a stock index, the portfolio will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

   Currency Transactions. The portfolios may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A portfolio that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A portfolio may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates.

   A portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a portfolio may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a portfolio may purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

   Transaction hedging is the purchase or sale of forward currency contracts with respect to a specific receivable or payable of the portfolio generally arising in connection with the purchase or sale of its securities. Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A portfolio may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency, except that the portfolios may utilize forward currency contracts denominated in the European Currency Unit to hedge portfolio security positions when a security or securities are denominated in currencies of member countries in the European Monetary System. If a portfolio enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the portfolio cash or readily marketable securities in an amount equal to the value of the portfolio's total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in an account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.

   At or before the maturity of a forward contract, a portfolio either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant portfolio will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a portfolio's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The cost to a portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

   Foreign Currency Options. The portfolios may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

   A portfolio may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a portfolio's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the portfolio derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the portfolio could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

   Futures Contracts. The purpose of the acquisition or sale of a futures contract by a portfolio is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a portfolio, an increase in the value of the futures contracts could only mitigate -- but not totally offset -- the decline in the value of the portfolio.

   The portfolios may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the portfolio and not for purposes of speculation. The ability of the portfolios to trade in futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company.

   No consideration is paid or received by a portfolio upon entering into a futures contract. Initially, a portfolio will be required to deposit with its custodian an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a portfolio upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a portfolio may elect to close the position by taking an opposite position, which will operate to terminate the portfolio's existing position in the contract.

   Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by a portfolio is subject to the ability of the manager to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

   There is no assurance that an active market will exist for future contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a portfolio would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

   If a portfolio has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the portfolio has anticipated, the portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the portfolio had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

   Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a portfolio investing in the options.

   Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by the manager as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of the manager are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

   Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a portfolio's trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges,

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any profits that the portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the portfolio could incur losses as a result of those changes.

   Swap Agreements. Among the hedging transactions into which the portfolios may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payment of interest, on a notional principal amount from the party selling such interest rate floor.

   The portfolios may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a portfolio is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the manager and the portfolio believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with State Street Bank & Trust Company. If there is a default by the other party to such a transaction, a portfolio will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking portfolios acting both as principals and as agents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

                            ADDITIONAL RISK FACTORS

   Securities of Unseasoned Issuers. Securities in which the portfolios may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

   Sovereign Debt Obligations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repaying principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

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

   Brady Bonds. A significant amount of the Brady bonds that the portfolios may purchase have no or limited collateralization, and a portfolio will be relying for payment of interest and (except in the case of principal collateralized Brady bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady bonds. In the event of a default on collateralized Brady bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

   Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady bonds and other foreign sovereign debt securities in which the portfolios may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

   Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of portfolios for a period of time.

   Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the U.S. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a portfolio incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a portfolio are uninvested and no return is earned thereon. The inability of a portfolio to make intended security

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purchases due to settlement problems could cause such portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the portfolio because of subsequent declines in value of the portfolio security or, if the portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the U.S.

   Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the portfolios' portfolios and (ii) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the portfolios.

   Mortgage-Related Securities. To the extent a portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the portfolio's principal investment to the extent of the premium paid. The portfolio's yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

   Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the federal securities laws. As a result, a portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when the manager believes it desirable to do so. Investments by a portfolio in illiquid securities are subject to the risk that should the portfolio desire to sell any of these securities when a ready buyer is not available at a price that the manager deems representative of its value, the value of the portfolio's net assets could be adversely affected.

   Short Sales. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

   Repurchase Agreements. Repurchase agreements, as utilized by a portfolio, could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of a portfolio to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

   Reverse Repurchase Agreements. The portfolios may engage in reverse repurchase agreement transactions with banks, brokers and other financial institutions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of the securities.

   Lending of Portfolio Securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

   When-Issued Securities and Delayed-Delivery Transactions. The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

   Leverage. The portfolios may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of a portfolio but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a portfolio's shares and in a portfolio's yield. Although the principal or stated value of such borrowings will be fixed, the portfolio's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the portfolio that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed portfolios exceeds the interest or dividends the portfolio will have to pay in respect thereof, the portfolio's net income or other gain will be greater than if leverage had not been used.

   Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the portfolio will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required portfolios. Depending on market or other conditions, such liquidations could be disadvantageous to the portfolio.

   Indexed Securities. The portfolios may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

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

   Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by a portfolio may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a portfolio. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide a portfolio with the opportunity for higher income, this leveraging practice will increase a portfolio's exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a portfolio's net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a portfolio's net asset value per share to decrease faster than would otherwise be the case.

   Swap Agreements. As one way of managing their exposure to different types of investments, the portfolios may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Swap agreements can be highly volatile and may have a considerable impact on a portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

   Floating and Variable Rate Income Securities. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

   Zero Coupon, Discount and Payment-in-Kind Securities. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

   Premium Securities. Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased a portfolio at a premium are called or sold prior to maturity, the portfolio will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the portfolio will recognize a capital loss if it holds such securities to maturity.

   Yankee Bonds. Yankee bonds are U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers. As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

                                      29

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   Master/Feeder Fund Structure.  The Board of Trustees has the discretion to retain the current distribution arrangement for the portfolios while investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                            INVESTMENT RESTRICTIONS

   The MDA Trust has adopted the following fundamental investment restrictions for the protection of shareholders. Under the 1940 Act, a fundamental policy of a portfolio may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the portfolio. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below (other than with respect to (1) below) apply at the time of purchases of securities.

   The investment policies adopted by the MDA Trust prohibit a portfolio from:

      1. Borrowing money except that (a) the portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

      2. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

      3. Engaging in the business of underwriting securities issued by other persons, except to the extent that the portfolio may technically be deemed to be an

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   underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

      4. Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the portfolio from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the portfolio's investment objective and policies); or (d) investing in real estate investment trust securities.

      5. Issuing "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

      6. Purchase any securities which would cause 25% or more of the value of the portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

   The portfolios have also adopted certain non-fundamental investment restrictions that may be changed by the portfolios' Board of Trustees at any time. Accordingly the portfolios are prohibited from:

      1. Purchasing securities on margin.

      2. Pledging, hypothecating, mortgaging or otherwise encumbering more than 33 1/3% of the value of a portfolio's total assets.

      3. Investing in oil, gas or other mineral exploration or development programs.

      4. Purchasing any security if as a result the portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

      5. Making investments for the purpose of exercising control or management.

      6. Purchasing or retaining securities of any company if, to the knowledge of the MDA Trust, any officer or trustee of the MDA Trust or SBFM individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

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                              PORTFOLIO TURNOVER

   Each portfolio's turnover rate is not expected to exceed [50%] annually. Under certain market conditions, a portfolio may experience high portfolio turnover as a result of its investment strategies. A portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares, (b) change the percentages of its assets invested in each of the underlying segments in response to market conditions, and (c) maintain or modify the allocation of its assets among different segments within the percentage limits described in the Prospectus.

                              PURCHASE OF SHARES

   The MDA Trust offers it shares of beneficial interest on a continuous basis. Shares of the portfolios can only be acquired by buying a contract from an insurance company designated by the MDA Trust and directing the allocation of
part or all of the net purchase payment to one or more of [    ] subaccounts
(the "Subaccounts"), each of which invests in a portfolio as permitted under the contract prospectus. Investors should read this SAI and the prospectus for
the portfolios dated           , 2002 along with the contract prospectus.

Sales Charges and Surrender Charges

   The MDA Trust's portfolios do not assess any sales charge, either when they sell or when they redeem shares of a portfolio. Surrender charges may be assessed under the contract, as described in the contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus.

                             REDEMPTION OF SHARES

   The MDA Trust will redeem the shares of the portfolios presented by the subaccounts, its sole shareholders, for redemption. The subaccounts' policy on when or whether to buy or redeem portfolio shares is described in the contract prospectus.

   Payment upon redemption of shares of a portfolio is normally made within three days of receipt of such request. The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the portfolio customarily utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the portfolio's investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC by order may permit for the protection of the portfolio's shareholders.

   Should the redemption of shares of a portfolio be suspended or postponed, the MDA Trust's Board of Trustees may make a deduction from the value of the assets of the portfolio to cover the cost of future liquidations of assets so as to distribute fairly these costs among all owners of the contract.

                                     TAXES

   General. The following is a summary of certain federal income tax considerations that may affect the MDA Trust and its shareholders. The discussion relates only to federal income tax law as applicable to U.S. citizens. Distributions by a portfolio also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the federal income tax treatment. The summary is not intended as a substitute for individual tax

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advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any portfolio of the MDA Trust.

Tax Status of the Portfolios

   Each portfolio will be treated as a separate taxable entity for federal income tax purposes. Each portfolio intends to continue to qualify separately each year as a "regulated investment company" under the Code. A qualified portfolio will not be liable for federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to its shareholders, provided such portfolio distributes at least 90% of the sum of its net investment income and any excess of its net short-term capital gain over its net long-term capital loss.

   Each portfolio intends to accrue dividend income for federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a portfolio as taxable income.

   Each portfolio intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareowners (i.e., the Separate Accounts). Such distributions are automatically reinvested in additional shares of the portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

   The MDA Trust has undertaken to meet the diversification requirements of
Section 817(h) of the Code with respect to each portfolio. This undertaking may limit the ability of a particular portfolio to make certain otherwise permitted investments.

   If, in any taxable year, the trust fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a portfolio in computing its taxable income. If a portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, it may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

   Segregated asset account. The MDA Trust has been informed that certain of the life insurance companies offering contracts intend to qualify each of the subaccounts as a "segregated asset account" within the meaning of the Code. For a subaccount to qualify as a segregated asset account, must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder. To meet those requirements, a portfolio generally may not invest more than certain specified percentages of its assets in the securities of any one, two, three or four issuers. For these purposes, all obligations of the United States Treasury and each governmental instrumentality are treated as securities of separate issuers. If a portfolio in which such a subaccount invests qualifies as regulated investment company, satisfaction of the diversification requirement of Section 871(h) of the Code is determined with reference to the investments held by such portfolio (i.e. shares in the related underlying funds). However, if a

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

portfolio failed to qualify as a regulated investment company, the portfolio shares held by a subaccount would be viewed as a single investment for purposes of the diversification requirement and the diversification requirement would not be met.

   Income on assets of a subaccount qualified as a segregated asset account whose underlying investments are adequately diversified will not be taxable to contract owners. However, in the event a subaccount is not so qualified, the contracts invested in that subaccount would not be treated as an annuity, endowment or life insurance contracts under the Code and the owners of such contracts would be taxed on any income on the contract for the taxable year in which the failure to satisfy the diversification requirement occurred and thereafter.

                                  PERFORMANCE

   From time to time, the MDA Trust may quote a portfolio's yield or total return in advertisements or in reports and other communications to shareholders. The MDA Trust may include comparative performance information in advertising or marketing the portfolio's shares. These figures are based on historical earnings and are not intended to indicate future performance. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Business Daily, Money, Morningstar Mutual Portfolio Values, The New York Times, USA Today and The Wall Street Journal.

Yield

   A portfolio's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

                           YIELD = 2[(a-b + 1)/6-/1]
                                      cd

where

  a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
  d = the maximum offering price per share on the last day of the period

   For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

   Investors should recognize that in periods of declining interest rates a portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the portfolio's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolio's investments, thereby reducing the current yield of the portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

   "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(1 + T)/n /= ERV, where:

    P =  a hypothetical initial payment of $1,000
    T =  average annual total return
    n =  number of years
   ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a l-, 5- or 10-year period at the end of the l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A Class' total return figures calculated in accordance with the above formula assume that the maximum applicable initial sales charge or maximum applicable deferred sales charge, as the case may be, has been deducted from the hypothetical $1,000 initial investment at the time of purchase or redemption, as applicable.

                              VALUATION OF SHARES

   The net asset value of each portfolio's Classes of shares will be determined on any day that the NYSE is open. The NYSE is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by each portfolio in valuing its assets.

   Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the MDA Trust's Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

                   INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager

   SBFM acts as investment manager to the portfolios pursuant to a separate Investment Advisory and Administration Agreement for each portfolio (each an "Agreement" and collectively, the "Agreements"). SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") and Holdings is a wholly owned subsidiary of Citigroup.

   Pursuant to each portfolio's Agreement, SBFM will provide supervision of that portfolio's investments and determine from time to time the investments or securities that will be purchased, retained or sold by the portfolio. SBFM will determine the percentage of a portfolio's assets invested from time to time in
(i) each underlying segment pursuant to the investment objective and policies of the portfolio as set forth in the prospectus forming part of the Registration Statement and (ii) repurchase agreements.

   SBFM maintains books and records with respect to the portfolio's investment transactions and such other books and records required to be maintained by SBFM pursuant to the 1940 Act and SBFM will render to the Board such periodic and special reports as the Board may reasonably request. SBFM agrees that all books and records that it maintains for the portfolios are the property of the trust and it will surrender promptly to the trust on behalf of a portfolio any of such books and records upon the trust's request.

   SBFM will (i) maintain office facilities for the trust, (ii) furnish the portfolios with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the trust and the portfolios, (iii) prepare reports to each portfolio's shareholders and (iv) prepare tax returns, reports to and filings with the SEC and state Blue Sky authorities. SBFM will bear all of the expenses of its employees and overhead in connection with its duties under each Agreement.

   For the services provided and the expenses assumed pursuant to the Agreements, each portfolio will pay to SBFM out of its assets a monthly fee in
arrears equal to   % per annum of its average daily net assets during the
month. All other expenses not specifically assumed by SBFM under the Agreements on behalf of a portfolio are borne by the trust. Expenses payable by the trust include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the trust) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and trustees' meetings, filing fees and expenses relating to the registration and qualification of the trust's shares and the trust under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the trust's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of trustees and fees of trustees who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incidental to the trust's existence and extraordinary expenses such as litigation and indemnification expenses.Direct expenses are charged to each portfolio and general corporate expenses are allocated on the basis of relative net assets.

   Each Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the trust's Board of Trustees or by a majority of the outstanding voting securities of a portfolio, and in either event, by a majority of the Independent Trustees of the trust's Board with such Independent Trustees casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares. In approving each Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services to be provided and any additional benefits to be received by the manager or its affiliates in connection with providing services to the trust, compared the fees charged by the manager to those paid by similar portfolios or clients for comparable services, and analyzed the expenses incurred by the manager with respect to the trust. Specifically, the Board noted benefits potentially accruing to the manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager, as well as the manager's research arrangements with broker-dealers who execute transactions on behalf of a portfolio. After requesting and reviewing such information as they deemed necessary, the Board concluded that each Agreement was in the best interests of the portfolios and their shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining to approve each Agreement with the manager. The Independent Trustees were advised by separate independent legal counsel throughout the process. The trust, on behalf of a portfolio, or SBFM may terminate an Agreement on sixty days' written notice without penalty. An Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

   SBFM also acts as investment manager to numerous other open-end investment companies. Salomon Smith Barney also advises profit-sharing and pension accounts. Salomon Smith Barney and its affiliates may in the future act as investment managers for other accounts.

Code of Ethics

   Pursuant to Rule 17j-1 of the 1940 Act, the trust, the manager and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the trust. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

   A copy of the portfolio's Code of Ethics is on file with the Securities and Exchange Commission.

                  ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

   Portfolio History. The MDA Trust is an open-end management investment company. The MDA Trust was organized in 2002 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The MDA Trust is "diversified" within the meaning of the 1940 Act.

   Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the trust. However, the trust's Master Trust Agreement disclaims shareholder liability for acts or obligations of the trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or a Trustee. The Trust Instrument provides for indemnification from the trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the trust would be unable to meet its obligations, a possibility that the manager believes is remote and immaterial. Upon payment of any liability incurred by the trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the trust. The Trustees intend to conduct the operations of the trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the trust.

   All shareholders of the trust in each series, upon liquidation, will participate ratably in the trust's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees of the trust. Shares are transferable but have no preemptive, conversion or subscription rights.

   Custodian. Portfolio securities and cash owned by the MDA Trust are held in the custody of State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110.

   Counsel. Willkie Farr & Gallagher serves as counsel to the MDA Trust. The Trustees who are not "interested persons" of the trust have selected Stroock & Stroock & Lavan LLP to serve as their legal counsel.

   Auditors. KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as independent auditors for the MDA Trust.

   Transfer Agent. Travelers Bank & Trust Company, fsb (formerly known as Citi Fiduciary Trust Company), located at 125 Broad Street, New York, New York 10004, serves as the trust's transfer and dividend-paying agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust, distributes dividends and distributions payable by the trust and produces statements with respect to account activity for the trust and its shareholders. For these services, the Transfer Agent receives fees from the trust computed on the basis of the number of shareholder accounts that the Transfer Agent maintains for the trust during the month and is reimbursed for out-of-pocket expenses.

   Sub-Transfer Agent. PFPC Global Portfolio Services, located at P.O. Box 9699, Providence, RI 02940-9699, serves as the trust's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

   Minimum Account Size. The MDA Trust reserves the right to involuntarily liquidate any shareholder's account in a portfolio if the aggregate net asset value of the shares held in that portfolio account is less than $500. (If a shareholder has more than one account in a portfolio, each account must satisfy the minimum account size.) The MDA Trust, however, will not redeem shares based solely on market reductions in net asset value. Before the MDA Trust exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

   Voting. The MDA Trust offers shares of the portfolios only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of these portfolios, and under the 1940 Act, is deemed to be in control of these portfolios. Nevertheless, with respect to any MDA Trust shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the portfolios in accordance with the procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required by law. Shares of the MDA Trust attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

   Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share of the same portfolio and is entitled to such dividends and distributions out of the net income of that portfolio as are declared in the discretion of the Trustees. Shareowners are entitled to one vote for each share held and will vote by individual portfolio except to the extent required by the 1940 Act. The MDA Trust is not required to hold annual shareowner meetings, although special meetings may be called for MDA Trust as a whole, or a specific portfolio, for purposes such as electing or removing Trustees, changing fundamental policies or approving a management contract.

                             FINANCIAL STATEMENTS

   The trust's financial statement follows the Report of Independent Auditors.

                     APPENDIX--RATINGS OF DEBT OBLIGATIONS

                            BOND (AND NOTE) RATINGS

Moody's Investors Services, Inc.

   Aaa--Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa--Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

   A--Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

   Baa--Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds which are rated "C" are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Con (..)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

   Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

   AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

   AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

   A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

   BB, B, CCC, CC, C--Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

   Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

   L--The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

   + Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

   * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

   NR--Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                           COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

   Issuers rated "Prime-l" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on portfolios employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

   A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

   A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                                    PART C

                               OTHER INFORMATION

Item 23.  Exhibits

  a    Master Trust Agreement.

  b    By-Laws.

  c    Registrant's Forms of Shares of Beneficial Interest.(1)

  d    Form of Management Agreement between Registrant and Smith Barney Fund Management LLC.(1)

  e    Form of Distribution Agreement with Registrant and Salomon Smith Barney Inc.(1)

  f    Not applicable.

  g    Custodian Contract with State Street Bank and Trust Company ("State Street"), as custodian.(1)

  h    Transfer Agency and Services Agreement between the Registrant and Travelers Bank & Trust, fsb
         ("Travelers"), as transfer agent.(1)

  i(1) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Registrant.(1)

 (2)   Opinion and Consent of Goodwin Procter LLP, Massachusetts counsel to the Registrant.(1)

  j(1) Consent of KPMG LLP.(1)

 (2)   Powers of Attorney.(1)

  k    Not applicable.

  l    Form of Purchase Agreement.(1)

  m    Form of Distribution Plan.(1)

  n    Form of Multiple Class Plan.(1)

  o    Not applicable.

  p(1) Form of Code of Ethics of the Registrant, Smith Barney Fund Management LLC and Salomon Smith
         Barney Inc.(1)

  p(2) Form of Code of Ethics of PFS Distributors, Inc.(1)

--------
(1) To be filed by amendment

Item 24.  Persons Controlled by or Under Common Control with Registrant

   Not Applicable.

Item 25.  Indemnification

   Reference is hereby made to (a) Article VI of the Registrant's Master Trust Agreement, filed herewith; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney Inc., to be filed by amendment; (c)
Section 4 of the Distribution Agreement between the Registrant and PFS Distributors, Inc., to be filed by amendment; and (d) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

   The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser

   Manager--Smith Barney Fund Management LLC. Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund Management is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

   Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Smith Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

Item 27.  Principal Underwriter

   (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Smith Barney Trust II, Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Premium Liquid Reserves, Citi Premium U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves, and Citi Institutional Cash Reserves. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

   Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Salomon Brothers Mid Cap Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Municipal High Income Fund Inc., Travelers Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., SSB Citi Funds, Inc.--The Humane Equity Fund Inc., Salomon Brothers Opportunity Fund, Salomon Brothers 2008 Worldwide Income Fund, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

   PFS Distributors, Inc. ("PFS Distributors"), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith

Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

   (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

   The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

   (c) Not applicable.

Item 28.  Location of Accounts and Records


(1) Smith Barney Fund Management LLC
    333 West 34th Street
    New York, New York 10001
    (Records relating to its function as Investment Adviser and Administrator)

(2) Salomon Smith Barney Inc.
    388 Greenwich Street
    New York, New York 10013

    And

    PFS Distributors Inc.
    3120 Breckinridge Blvd.
    Duluth, GA 30099-0062
    (Records relating to its function as Distributor)

(3) State Street Bank and Trust Company
    225 Franklin Street
    Boston, MA 02110
    (Records relating to its function as Custodian)

(4) Travelers Bank and Trust, fsb
    125 Broad Street
    New York, New York 10048
    (Records relating to its function as Transfer Agent and Dividend Paying Agent)

(5) PFPC Global Fund Services
    P. O. Box 9699
    Providence, RI 02940-9699
    (Records relating to its function as Sub-Transfer Agent)

(6) Primerica Shareholder Services
    P.O. Box 9662
    Providence, RI 02940-9662
    (Records relating to its function as Sub-Transfer Agent)

Item 29.  Management Services

      Not applicable.

Item 30.  Undertakings

      Not applicable.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut, on the 26th day of June, 2002.

                                              SMITH BARNEY MULTIPLEDISCIPLINE
                                              ACCOUNT TRUST

                                              By:    /s/  CHRISTINA T. SYDOR
                                                  -----------------------------
                                                       Christina T. Sydor
                                                  President and Chief Executive
                                                             Officer

   Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          Signature                        Title                  Date
          ---------                        -----                  ----

   /s/  CHRISTINA T. SYDOR     Trustee, President and Chief   June 26, 2002
-----------------------------    Executive Officer
     Christina T. Sydor

      /s/  IRVING DAVID        Treasurer and Chief Financial  June 26, 2002
-----------------------------    Officer
        Irving David

                               INDEX TO EXHIBITS

                        Exhibit
                          No.   Description of Exhibit
                        ------- ----------------------
                          (a)   Master Trust Agreement.

                          (b)   By-Laws.